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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03313
First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       August 31, 2006
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

First American Funds.

2006 Annual Report

Money Market Funds

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to SHAREHOLDERS October 16, 2006

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2006.
This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.
Also, through our website, firstamericanfunds.com, we provide quarterly performance fact sheets on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.
Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.
We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.
Sincerely,

Virginia L. Stringer Chairperson of the Board First American Funds, Inc.	Thomas S. Schreier, Jr. President First American Funds, Inc.
First American Funds Annual Report 2006       1

Government Obligations fund
Expense Example
As a shareholder of the Government Obligations Fund (the “fund”), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006, to August 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/06 to
	Value (3/01/06)	Value (8/31/06)	8/31/06)
Class A Actual[2]	$1,000.00	$1,021.60	$3.82

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class D Actual[2]	$1,000.00	$1,022.30	$3.06

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

Class Y Actual[2]	$1,000.00	$1,023.10	$2.29

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29

Class Z Actual[2]	$1,000.00	$1,024.40	$1.02

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

Institutional Investor Class Actual[2,3]	$1,000.00	$1,020.30	$1.53

Institutional Investor Class Hypothetical (5% return before expenses)[2,3]	$1,000.00	$1,019.83	$1.53

Piper Jaffray Class Actual[2]	$1,000.00	$1,021.20	$4.13

Piper Jaffray Class Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.81% for Class A, Class D, Class Y, Class Z, and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). For the Institutional Investor Class the expenses are equal to the class’s annualized expense ratio for the five-month period ended August 31, 2006 of 0.30%.

[2]	Based on the actual returns for the six-month period ended August 31, 2006 of 2.16%, 2.23%, 2.31%, 2.44%, and 2.12% for Class A, Class D, Class Y, Class Z, and Piper Jaffray Class, respectively. For Institutional Investor Class the actual is based on the return of 2.03% for the five-month period ended August 31, 2006.

[3]	Institutional Investor Class inception was March 31, 2006.
Portfolio Allocation as of August 31, 20064  (% of net assets)

Repurchase Agreements	72.7%
U.S. Government Agency Obligations	27.6%

[4]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.
2      First American Funds Annual Report 2006

Government Obligations fund continued
Prime Obligations fund
Expense Example
As a shareholder of the Prime Obligations Fund (the “fund”), you incur two types of costs: (1) transaction costs (for example, any contingent deferred sales charges that may apply on Class B or Class C shares); and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006, to August 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/06 to
	Value (3/01/06)	Value (8/31/06)	8/31/06)
Class A Actual[2]	$1,000.00	$1,021.70	$3.97

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97

Class B Actual[2]	$1,000.00	$1,019.40	$6.26

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.26

Class C Actual[2]	$1,000.00	$1,019.40	$6.26

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.26

Class D Actual[2]	$1,000.00	$1,022.50	$3.21

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21

Class I Actual[2]	$1,000.00	$1,023.70	$2.04

Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04

Class Y Actual[2]	$1,000.00	$1,023.30	$2.45

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45

Class Z Actual[2]	$1,000.00	$1,024.70	$1.02

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

Institutional Investor Class Actual[2,3]	$1,000.00	$1,020.50	$1.28

Institutional Investor Class Hypothetical (5% return before expenses)[2,3]	$1,000.00	$1,019.83	$1.28

Piper Jaffray Class Actual[2]	$1,000.00	$1,021.20	$4.48

Piper Jaffray Class Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.48

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.78%, 1.23%, 1.23%, 0.63%, 0.40%, 0.48%, 0.20%, and 0.88% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). For the Institutional Investor Class the expenses are equal to the class’s annualized expense ratio for the five-month period ended August 31, 2006 of 0.30%.

[2]	Based on the actual returns for the six-month period ended August 31, 2006 of 2.17%, 1.94%, 1.94%, 2.25%, 2.37%, 2.33%, 2.47%, and 2.12% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Piper Jaffray Class, respectively. For Institutional Investor Class the actual is based on the return of 2.05% for the five-month period ended August 31, 2006.

[3]	Institutional Investor Class inception was March 31, 2006.
First American Funds Annual Report 2006       3

Prime Obligations fund continued
Portfolio Allocation as of August 31, 20061  (% of net assets)

Commercial Paper	22.1%
Certificates of Deposit	21.7%
Structured Investment Vehicles	16.2%
Extendible Floating Rate Corporate Notes	13.0%
Corporate Notes	11.2%
Euro Time Deposits	4.9%
Floating Rate Funding Agreements	4.2%
Repurchase Agreements	2.6%
U.S. Government & Agency Securities	2.3%
Structured Notes	1.6%
Weekly Variable Rate Demand Notes	0.7%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.
4      First American Funds Annual Report 2006

Prime Obligations fund continued
Tax Free Obligations fund
Expense Example
As a shareholder of the Tax Free Obligations Fund (the “fund”), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006, to August 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/06 to
	Value (3/01/06)	Value (8/31/06)	8/31/06)
Class A Actual[2]	$1,000.00	$1,013.70	$3.81

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class D Actual[2]	$1,000.00	$1,014.50	$3.05

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

Class Y Actual[2]	$1,000.00	$1,015.30	$2.29

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29

Class Z Actual[2]	$1,000.00	$1,016.60	$1.02

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

Institutional Investor Class Actual[2,3]	$1,000.00	$1,013.70	$1.27

Institutional Investor Class Hypothetical (5% return before expenses)[2,3]	$1,000.00	$1,019.83	$1.28

Piper Jaffray Class Actual[2]	$1,000.00	$1,013.50	$4.01

Piper Jaffray Class Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.79% for Class A, Class D, Class Y, Class Z, and Piper Jaffray Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). For the Institutional Investor Class the expenses are equal to the class’s annualized expense ratio for the five-month period ended August 31, 2006 of 0.30%.
[2]	Based on the actual returns for the six-month period ended August 31, 2006 of 1.37%, 1.45%, 1.53%, 1.66%, and 1.35% for Class A, Class D, Class Y, Class Z, and Piper Jaffray Class, respectively. For Institutional Investor Class the actual is based on the return of 1.37% for the five-month period ended August 31, 2006.
[3]	Institutional Investor Class inception was March 31, 2006.
Portfolio Allocation as of August 31, 20064  (% of net assets)

Variable Rate Demand Notes – Weekly	83.0%
Commercial Paper	6.0%
Variable Rate Demand Notes – Daily	4.3%
Municipal Notes	3.9%
Money Market Fund	2.5%

[4]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.
First American Funds Annual Report 2006       5

Tax Free Obligations fund continued
Treasury Obligations fund
Expense Example
As a shareholder of the Treasury Obligations Fund (the “fund”), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006, to August 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/06 to
	Value (3/01/06)	Value (8/31/06)	8/31/06)
Class A Actual[2]	$1,000.00	$1,021.30	$3.82

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class D Actual[2]	$1,000.00	$1,022.10	$3.06

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

Class Y Actual[2]	$1,000.00	$1,022.90	$2.29

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29

Class Z Actual[2]	$1,000.00	$1,024.10	$1.02

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

Institutional Investor Class Actual[2,3]	$1,000.00	$1,020.00	$1.28

Institutional Investor Class Hypothetical (5% return before expenses)[2,3]	$1,000.00	$1,019.83	$1.28

Piper Jaffray Class Actual[2]	$1,000.00	$1,021.10	$4.02

Piper Jaffray Class Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02

Reserve Class Actual[2]	$1,000.00	$1,020.30	$4.79

Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, 0.79%, and 0.94% for Class A, Class D, Class Y, Class Z, Piper Jaffray Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). For the Institutional Investor Class the expenses are equal to the class’s annualized expense ratio for the five-month period ended August 31, 2006 of 0.30%.

[2]	Based on the actual returns for the six-month period ended August 31, 2006 of 2.13%, 2.21%, 2.29%, 2.41%, 2.11%, and 2.03% for Class A, Class D, Class Y, Class Z, Piper Jaffray Class, and Reserve Class, respectively. For Institutional Investor Class the actual is based on the return of 2.00% for the five-month period ended August 31, 2006.

[3]	Institutional Investor Class inception was March 31, 2006.
Portfolio Allocation as of August 31, 20064  (% of net assets)

Repurchase Agreements	99.1%
U.S. Treasury Obligations	1.3%

[4]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.
6      First American Funds Annual Report 2006

Treasury Obligations fund continued
U.S. Treasury Money Market fund
Expense Example
As a shareholder of the U.S. Treasury Money Market Fund (the “fund”), you incur ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006, to August 31, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/06 to
	Value (3/01/06)	Value (8/31/06)	8/31/06)
Class A Actual[2]	$1,000.00	$1,020.30	$3.82

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class D Actual[2]	$1,000.00	$1,021.10	$3.06

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

Class Y Actual[2]	$1,000.00	$1,021.80	$2.29

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29

Class Z Actual[2]	$1,000.00	$1,023.20	$1.02

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

Institutional Investor Class Actual[2,3]	$1,000.00	$1,019.10	$1.28

Institutional Investor Class Hypothetical (5% return before expenses)[2,3]	$1,000.00	$1,019.83	$1.28

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, and 0.20% for Class A, Class D, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). For the Institutional Investor Class the expenses are equal to the class’s annualized expense ratio for the five-month period ended August 31, 2006 of 0.30%.

[2]	Based on the actual returns for the six-month period ended August 31, 2006 of 2.03%, 2.11%, 2.18%, and 2.32% for Class A, Class D, Class Y, and Class Z, respectively. For Institutional Investor Class the actual is based on the return of 1.91% for the five-month period ended August 31, 2006.

[3]	Institutional Investor Class inception was March 31, 2006.
Portfolio Allocation as of August 31, 20064  (% of net assets)

U.S. Treasury Obligations	101.1%
Money Market Fund	4.6%

[4]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.
First American Funds Annual Report 2006       7

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Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors
First American Funds, Inc.
We have audited the accompanying statements of assets and liabilities of First American Funds, Inc. (comprised of the Government Obligations, Prime Obligations, Tax Free Obligations, Treasury Obligations and U.S. Treasury Money Market Funds) (the funds), including the schedules of investments, as of August 31, 2006, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of August 31, 2006, and confirmation of the securities held by correspondence with brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the First American Funds, Inc. at August 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Minneapolis, Minnesota
October 13, 2006
First American Funds Annual Report 2006       9

Schedule of  INVESTMENTS August 31, 2006, all dollars are rounded to thousands (000)

Government Obligations Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Obligations – 27.6%
Federal Farm Credit Bank
5.230%, 11/24/2006 (a)	$48,000	$47,986
Federal Home Loan Bank
5.263%, 09/06/2006 (a)(b)	100,000	100,000
5.190%, 09/13/2006 (a)(b)	25,000	24,998
5.240%, 10/18/2006 (a)	1,995	1,995
4.500%, 11/03/2006 (b)	20,000	20,000
3.520%, 12/29/2006 (b)	12,560	12,511
5.575%, 08/17/2007	40,000	40,000
Federal Home Loan Mortgage Corporation
4.150%, 09/05/2006 (b)	25,000	25,000
5.266%, 09/20/2006 (a)	135,000	134,969
5.181%, 09/27/2006 (a)(b)	225,000	224,884
5.351%, 10/06/2006 (a)(b)	49,000	48,986
4.170%, 10/18/2006 (b)	25,000	25,000
4.610%, 11/24/2006 (b)	12,500	12,500
4.800%, 02/20/2007 (b)	25,000	25,000
5.375%, 06/04/2007	25,000	25,000
5.500%, 07/03/2007	35,000	35,000
5.500%, 07/09/2007	25,000	25,000
Federal National Mortgage Association
5.284%, 09/21/2006 (a)	112,500	112,465
4.560%, 10/02/2006	25,000	24,902
5.019%, 10/02/2006	150,000	149,309
5.350%, 10/02/2006	12,565	12,507
5.350%, 10/02/2006	16,200	16,125
5.350%, 10/02/2006	33,000	32,848
5.350%, 10/02/2006	81,400	81,025
2.625%, 11/15/2006 (b)	25,000	24,897
5.350%, 01/02/2007	45,000	44,177
5.500%, 07/09/2007	100,000	100,000
5.500%, 07/10/2007	25,000	25,000
5.500%, 07/16/2007	20,000	20,000

Total U.S. Government Agency Obligations (Cost $1,472,084)		1,472,084

Repurchase Agreements – 72.7%
Bank of America
5.260%, dated 08/31/2006, matures 09/01/2006, repurchase price $600,088 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $612,001)	600,000	600,000
Barclays
5.260%, dated 08/31/2006, matures 09/01/2006, repurchase price $250,037 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $255,001)	250,000	250,000
BNP Paribas
5.270%, dated 08/31/2006, matures 09/01/2006, repurchase price $1,000,146 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $1,020,004)	1,000,000	1,000,000
CS First Boston
5.270%, dated 08/31/2006, matures 09/01/2006, repurchase price $500,073 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $510,002)	500,000	500,000
Merrill Lynch
5.260%, dated 08/31/2006, matures 09/01/2006, repurchase price $575,084 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $586,503)	575,000	575,000
UBS Warburg
5.230%, dated 08/31/2006, matures 09/01/2006, repurchase price $77,873 (collateralized by U.S. Treasury Obligations: Total market value $79,420)	77,862	77,862
UBS Warburg
5.270%, dated 08/31/2006, matures 09/01/2006, repurchase price $875,128 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $892,505)	875,000	875,000

Total Repurchase Agreements (Cost $3,877,862)		3,877,862

Investments Purchased with Proceeds from Securities Lending (c) – 9.4%
(Cost $503,633)		503,633

Total Investments – 109.7% (Cost $5,853,579)		5,853,579

Other Assets and Liabilities, Net – (9.7)%		(519,154)

Total Net Assets – 100.0%		$5,334,425

(a)	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2006. The date shown is the next reset date.

(b)	This security or a portion of this security is out on loan at August 31, 2006. Total loaned securities had a market value of $493,603 at August 31, 2006. See note 2 in Notes to Financial Statements.

(c)	The fund may loan securities in return for collateral in the form of cash, U.S. government securities, or other high grade debt obligations. As of August 31, 2006, the cash collateral was invested solely in a repurchase agreement. See note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
10      First American Funds Annual Report 2006

Prime Obligations Fund
DESCRIPTION	PAR	VALUE

Commercial Paper – 22.1%
Asset-Backed (a) – 20.4%
Chesham Finance
5.250%, 09/01/2006	$50,000	$50,000
5.250%, 09/07/2006	110,000	109,904
5.260%, 09/12/2006	172,650	172,373
5.260%, 09/13/2006	100,000	99,825
5.260%, 09/19/2006	50,000	49,869
Concord Minutemen Capital
5.260%, 09/11/2006	75,000	74,890
5.260%, 09/12/2006	111,477	111,298
5.260%, 09/14/2006	100,215	100,025
5.270%, 09/15/2006	60,000	59,877
5.260%, 09/18/2006	100,000	99,752
Corporate Asset Funding
5.260%, 09/29/2006	100,000	99,591
Falcon Asset Securitization Corporation
5.250%, 09/20/2006	60,000	59,833
5.270%, 09/21/2006	117,400	117,056
5.250%, 09/22/2006	110,828	110,488
5.260%, 09/29/2006	44,479	44,297
5.260%, 10/02/2006	101,569	101,109
Kitty Hawk Funding (Guarantor: Bank of America)
5.260%, 09/12/2006	125,000	124,799
5.260%, 09/14/2006	37,338	37,267
5.255%, 09/25/2006	50,997	50,818
Old Line Funding
5.260%, 09/22/2006	50,186	50,032
5.260%, 10/05/2006	45,425	45,199
Ranger Funding
5.390%, 09/08/2006	107,430	107,317
5.260%, 10/03/2006	80,487	80,111
Sheffield Receivables Corporation
5.260%, 09/06/2006	50,000	49,964
5.260%, 09/11/2006	79,100	78,984
5.260%, 09/12/2006	76,000	75,878
5.260%, 09/22/2006	40,000	39,877
5.260%, 09/25/2006	100,000	99,649
5.260%, 09/29/2006	100,000	99,591
Thames Asset Global Securitization Corporation
5.270%, 09/01/2006	90,179	90,179
5.265%, 09/14/2006	70,518	70,384
5.265%, 09/15/2006	100,000	99,795
5.260%, 09/20/2006	135,000	134,625
5.270%, 09/21/2006	44,712	44,581
Variable Funding Corporation (Guarantor: Wachovia Bank)
5.356%, 09/07/2006 (b)	75,000	75,000
Windmill Funding Corporation
5.260%, 09/13/2006	100,000	99,825
5.265%, 10/06/2006	66,846	66,504
5.260%, 10/11/2006	100,905	100,315
5.270%, 10/16/2006	77,565	77,055

Total Asset-Backed		3,257,936

Secured Liquidity Notes – 1.7%
Emerald Trust Certificates (MBNA Master Certificates)
5.280%, 09/27/2006 (a)	68,500	68,238
Fenway Funding
5.300%, 09/05/2006 (a)	105,200	105,138
Rams Funding
5.300%, 09/22/2006 (a)	100,000	99,691

Total Secured Liquidity Notes		273,067

Total Commercial Paper (Cost $3,531,003)		3,531,003

Certificates of Deposit – 21.7%
Abbey National NY
5.270%, 10/02/2006	250,000	250,000
Barclays Bank NY
5.010%, 02/13/2007	100,000	100,000
5.200%, 04/03/2007	100,000	100,000
5.278%, 04/11/2007	100,000	99,999
5.305%, 04/19/2007	100,000	100,000
Branch Banking & Trust
5.260%, 09/12/2006	200,000	200,000
CS First Boston NY
5.285%, 09/11/2006	250,000	250,000
Deutsche Bank NY
5.280%, 09/19/2006	350,000	350,000
Dexia Bank NY
5.275%, 09/29/2006	100,000	100,000
Fortis Bank NY
5.305%, 09/01/2006	200,000	200,000
HBOS NY
5.340%, 11/30/2006	100,000	100,000
5.340%, 12/01/2006	100,000	100,000
Natexis Banque NY
5.290%, 10/18/2006	125,000	125,000
5.345%, 12/01/2006	75,000	75,000
Rabobank Nederland NY
4.758%, 11/28/2006	100,000	100,001
5.615%, 06/26/2007	50,000	50,000
5.660%, 07/03/2007	100,000	100,000
Royal Bank Of Canada NY
5.280%, 09/15/2006	100,000	100,000
Royal Bank of Scotland NY
4.170%, 09/21/2006	75,000	75,000
Svenska Handelsbanken NY
4.340%, 10/03/2006	100,000	99,998
4.765%, 11/14/2006	100,000	100,000
4.790%, 01/16/2007	100,000	100,000
4.970%, 02/07/2007	50,000	50,000
5.690%, 07/23/2007	100,000	100,000
Wells Fargo
5.280%, 09/15/2006	100,000	100,000
4.800%, 12/27/2006	75,000	75,000
4.850%, 01/30/2007	100,000	100,000
5.000%, 02/13/2007	100,000	100,000
5.600%, 06/22/2007	75,000	75,000

Total Certificates of Deposit (Cost $3,474,998)		3,474,998

The accompanying notes are an integral part of the financial statements.
First American Funds Annual Report 2006       11

Schedule of  Investments August 31, 2006, all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Structured Investment Vehicles (a) – 16.2%
Beta Finance
5.308%, 09/01/2006 (b)	$100,000	$100,000
5.378%, 09/01/2006 (b)	100,000	100,000
5.353%, 09/05/2006 (b)	100,000	100,000
5.343%, 09/07/2006 (b)	100,000	100,000
4.370%, 10/06/2006	50,000	50,000
CC USA
5.310%, 09/01/2006 (b)	90,000	89,984
Cheyne Finance LLC
5.318%, 09/01/2006 (b)	50,000	49,995
5.318%, 09/01/2006 (b)	100,000	99,989
5.453%, 10/06/2006 (b)	100,000	99,993
5.450%, 10/25/2006 (b)	100,000	99,992
5.455%, 10/25/2006 (b)	100,000	99,992
5.365%, 11/25/2006 (b)	100,000	99,990
K2 USA LLC
5.310%, 09/01/2006 (b)	150,000	149,993
5.315%, 09/01/2006 (b)	50,000	49,997
5.315%, 09/01/2006 (b)	50,000	49,994
5.315%, 09/01/2006 (b)	65,000	64,998
5.320%, 09/01/2006 (b)	100,000	100,000
5.325%, 09/01/2006 (b)	50,000	49,993
4.175%, 09/22/2006	85,000	85,000
Links Finance LLC
5.315%, 09/01/2006 (b)	100,000	99,995
5.320%, 09/01/2006 (b)	100,000	99,994
5.320%, 09/01/2006 (b)	50,000	49,997
5.323%, 09/01/2006 (b)	100,000	99,993
5.328%, 09/01/2006 (b)	100,000	99,998
Sigma Finance
5.315%, 09/01/2006 (b)	200,000	199,990
5.318%, 09/01/2006 (b)	100,000	99,994
5.320%, 09/01/2006 (b)	100,000	99,991
5.325%, 09/01/2006 (b)	100,000	99,998

Total Structured Investment Vehicles (Cost $2,589,860)		2,589,860

Extendible Floating Rate Corporate Notes (a)(b) – 13.0%
Allstate Global Funding
5.376%, 09/04/2006	65,000	65,000
5.318%, 09/27/2006	69,000	69,000
5.338%, 09/27/2006	100,000	100,000
Bayerische Landesbank NY
5.376%, 09/24/2006	300,000	300,000
BNP Paribas
5.298%, 09/26/2006	124,000	124,000
5.363%, 11/19/2006	100,000	100,000
General Electric Capital Corporation
5.430%, 09/17/2006	200,000	200,000
5.286%, 09/24/2006	100,000	100,000
Marshall & Isley
5.310%, 09/15/2006	50,000	50,000
Metlife Global Funding
5.416%, 09/07/2006	85,000	85,000
5.428%, 09/28/2006	95,000	95,000
Morgan Stanley Dean Witter
5.390%, 09/15/2006	100,000	100,000
5.398%, 09/27/2006	95,000	95,000
Royal Bank of Canada
5.372%, 09/01/2006	100,000	100,000
Royal Bank Of Scotland
5.315%, 09/22/2006	259,000	259,000
Societe Generale
5.361%, 09/02/2006	34,000	34,000
Wells Fargo
5.340%, 09/15/2006	100,000	100,000
WestAG NY
5.529%, 09/30/2006	100,000	100,000

Total Extendible Floating Rate Corporate Notes (Cost $2,076,000)		2,076,000

Corporate Notes – 11.2%
Bank Of America Securities Master Note
5.383%, 09/01/2006 (b)	200,000	200,000
Bear Stearns Master Note
5.438%, 09/01/2006 (b)	200,000	200,000
5.452%, 09/01/2006	200,000	200,000
Citigroup Global Markets
5.383%, 09/01/2006 (b)	300,000	300,000
General Electric Capital Corporation
5.493%, 09/09/2006 (b)	300,000	300,000
Goldman Sachs Group
5.430%, 09/15/2006 (a)(b)	177,000	177,000
MBIA Global Funding
5.325%, 09/20/2006 (a)(b)	50,000	50,009
5.279%, 09/26/2006 (a)(b)	125,000	125,000
5.520%, 07/13/2007 (a)	80,000	80,000
Morgan Stanley Dean Witter
5.363%, 09/01/2006 (a)(b)	100,000	100,000
5.363%, 09/01/2006 (a)(b)	60,000	60,000

Total Corporate Notes (Cost $1,792,009)		1,792,009

Euro Time Deposits – 4.9%
National City Time Deposit
5.270%, 09/01/2006	419,664	419,664
Sun Trust Time Deposit
5.280%, 09/01/2006	364,000	364,000

Total Euro Time Deposits (Cost $783,664)		783,664

Floating Rate Funding Agreements (b) – 4.2%
ING USA Life
5.400%, 09/19/2006	150,000	150,000
Transamerica Occidental Funding Agreement
5.552%, 09/01/2006	400,000	400,000
Travelers Insurance Company
5.363%, 09/07/2006	80,000	80,000
United Of Omaha
5.452%, 09/01/2006	25,000	25,000
5.474%, 09/21/2006	25,000	25,000

Total Floating Rate Funding Agreements (Cost $680,000)		680,000

U.S. Government & Agency Securities – 2.3%
Federal Home Loan Mortgage Corporation, Callable until 06/06/2007 @ 100
5.500%, 07/03/2007	124,500	124,500
Federal National Mortgage Association, Callable until 06/12/2007 @ 100
5.500%, 07/09/2007	137,363	137,363
The accompanying notes are an integral part of the financial statements.
12      First American Funds Annual Report 2006

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Federal National Mortgage Association, Callable until 06/13/2007 @ 100
5.500%, 07/10/2007	$100,000	$100,000

Total U.S. Government & Agency Securities (Cost $361,863)		361,863

Structured Notes – 1.6%
3M Company
5.645%, 12/12/2006 (a)	114,000	114,273
Paragon Mortgages
Series 12A, Class A1
5.340%, 09/15/2006 (a)(b)	35,000	35,000
Wachovia Asset Securitization
Series 2004-HM2A, Class AMM
5.314%, 09/25/2006 (a)(b)	44,736	44,736
Series 2005-HM1A, Class AMM
5.314%, 09/25/2006 (a)(b)	59,968	59,968

Total Structured Notes (Cost $253,977)		253,977

Weekly Variable Rate Demand Notes (b) – 0.7%
California Housing Finance Agency Revenue, Series R (AMBAC)
5.380%, 09/07/2006	42,785	42,785
Delaware County Pennsylvania Authority Revenue, Riddle Village, Series B (LOC: Lloyds Bank)
5.350%, 09/07/2006	14,800	14,800
Franklin County Ohio Health Care Facilities Revenue, Presbyterian, Series C (LOC: National City Bank)
5.350%, 09/07/2006	10,045	10,045
Frisch School (LOC: KBC Bank)
5.350%, 09/07/2006	12,100	12,100
Greensboro North Carolina, Series B (LOC: Bank of America N.A.)
5.310%, 09/07/2006	5,690	5,690
Gwinnett County Georgia Development Authority Revenue, Hopewell Christian Academy
(LOC: Bank of America N.A.)
5.310%, 09/07/2006	6,100	6,100
Illinois Finance Authority Revenue, Windsor Park
(LOC: LaSalle Bank)
5.350%, 09/07/2006	9,500	9,500
NGSP (LOC: Bank of America N.A.)
5.310%, 09/07/2006	10,000	10,000
North Carolina Capital Facilities Finance Agency Revenue, Wolfpack Powers, Series B
(LOC: Bank of America N.A.)
5.310%, 09/07/2006	5,200	5,200

Total Weekly Variable Rate Demand Notes (Cost $116,220)		116,220

Repurchase Agreements – 2.6%
CS First Boston
5.250%, dated 08/31/2006, matures 09/01/2006, repurchase price $51,958 (collateralized by U.S. Treasury Obligations:
Total market value $52,991)	51,950	51,950
Goldman Sachs
5.403%, dated 08/31/2006, matures 09/01/2006, repurchase price $200,030 (collateralized by various securities:
Total market value $206,264)	200,000	200,000
UBS Warburg
5.230%, dated 08/31/2006, matures 09/01/2006, repurchase price $160,640 (collateralized by U.S. Treasury Obligations:
Total market value $163,834)	160,617	160,617

Total Repurchase Agreements (Cost $412,567)		412,567

Total Investments – 100.5% (Cost $16,072,161)		16,072,161

Other Assets and Liabilities, Net – (0.5)%		(81,397)

Total Net Assets – 100.0%		$15,990,764

(a)	Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of August 31, 2006, the value of these investments was $9,042,849 or 56.6% of total net assets.

(b)	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2006. The date shown is the next reset date.

AMBAC –	American Municipal Bond Assurance Corporation

LOC –	Letter of Credit
The accompanying notes are an integral part of the financial statements.
First American Funds Annual Report 2006       13

Schedule of  Investments August 31, 2006, all dollars are rounded to thousands (000)

Tax-Free Obligations Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 97.2%
Alabama – 1.4%
Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank)
3.420%, 09/07/2006 (a)	$6,000	$6,000
Infirmary Health Systems Special Care Facilities Financing Authority, Series B
(LOC: Regions Bank)
3.480%, 09/07/2006 (a)	5,000	5,000
Pell City Special Care Facilities Financing Authority, Noland Health Services
(LOC: Allied Irish Bank, PLC)
3.400%, 09/07/2006 (a)	15,000	15,000

		26,000

Alaska – 0.4%
ABN AMRO Munitops Certificates Trust, Series 2006-9 (INS: MBIA)
(SPA: ABN AMRO Bank)
3.460%, 09/07/2006 (a)(b)	8,100	8,100

Arizona – 1.1%
Arizona Health Facilities, Royal Oaks
(LOC: LaSalle Bank)
3.400%, 09/07/2006 (a)	6,025	6,025
Arizona Health Facilities, The Terraces Project, Series B2 (LOC: Sovereign Bank)
(LOC: Lloyds TSB Bank)
3.400%, 09/07/2006 (a)	5,000	5,000
Pima County Industrial Development Authority, Harvest Preparatory Project
(LOC: J.P. Morgan Chase Bank)
3.450%, 09/07/2006 (a)	8,700	8,700

		19,725

Arkansas – 0.3%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
3.420%, 09/07/2006 (a)	6,390	6,390

California – 1.7%
ABN AMRO Munitops Certificates Trust (General Obligation) (INS: AMBAC)
(SPA: ABN AMRO Bank)
3.690%, 05/31/2007 (a)(b)	17,530	17,530
California State Department of Water Resources Power Supply, Series B-5
(LOC: Bayerische Landesbank)
(LOC: Westdeutsche Landesbank)
3.470%, 09/01/2006 (a)	13,350	13,350

		30,880

Colorado – 4.4%
Colorado Educational & Cultural Facilities, Linfield Christian School
(LOC: Evangelical Christian)
(LOC: Wescorp Credit Union)
3.430%, 09/07/2006 (a)	18,750	18,750
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
3.400%, 09/07/2006 (a)	5,000	5,000
Colorado Health Facilities Authority, Adventist Health, Sunbelt, Series B
(LOC: Suntrust Bank)
3.400%, 09/07/2006 (a)	20,900	20,900
Colorado Health Facilities Authority, Covenant Retirement, Series A
(LOC: LaSalle Bank)
3.400%, 09/07/2006 (a)	7,000	7,000
El Paso County School District #020 (Certificate of Participation)
(LOC: J.P. Morgan Chase Bank)
3.430%, 09/07/2006 (a)	22,020	22,020
Moffat County Pollution Control (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
3.440%, 09/07/2006 (a)	6,220	6,220

		79,890

District of Columbia – 1.1%
District of Columbia, American Society, Series A (LOC: Wachovia Bank)
3.410%, 09/07/2006 (a)	10,000	10,000
District of Columbia, The Washington Home
(LOC: Wachovia Bank)
3.400%, 09/07/2006 (a)	9,300	9,300

		19,300

Florida – 6.3%
ABN AMRO Munitops Certificates Trust, Series 1999-11 (INS: FGIC)
(SPA: ABN AMRO Bank)
3.840%, 06/14/2007 (a)(b)	10,000	9,995
Broward County Educational Facilities Authority, City College (LOC: Citibank)
3.400%, 09/07/2006 (a)	8,025	8,025
Highlands County Health Facilities, Adventist Health Systems, Series A (INS: FSA) (SPA: Dexia Credit Local)
3.400%, 09/07/2006 (a)	21,440	21,440
Highlands County Health Facilities, Adventist Health Systems, Sunbelt, Series A (INS: FGIC) (SPA: Bank One)
3.400%, 09/07/2006 (a)	37,900	37,900
Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America)
3.430%, 09/07/2006 (a)	3,550	3,550
Orange County Health Facilities Authority, Adventist Health Systems, Sunbelt (LOC: Suntrust Bank)
3.400%, 09/07/2006 (a)	22,000	22,000
St. Petersburg Health Facilities Authority, Menorah Manor Project
(LOC: Suntrust Bank)
3.400%, 09/07/2006 (a)	6,950	6,950
Temple Terrace, Lifepath Hospice Project
(LOC: Suntrust Bank)
3.410%, 09/07/2006 (a)	6,000	6,000

		115,860

Georgia – 5.3%
Albany-Dougherty County Hospital Authority, Phoebe Putney Memorial Hospital (INS: AMBAC) (SPA: Suntrust Bank)
3.400%, 09/07/2006 (a)	19,180	19,180
Clayton County Development Authority, Delta Airlines Project, Series A (LOC: General Electric Capital)
3.480%, 09/07/2006 (a)	2,450	2,450
Cobb County Development Authority, Presbyterian, Series B
(LOC: Allied Irish Bank, PLC)
3.420%, 09/07/2006 (a)	5,350	5,350
The accompanying notes are an integral part of the financial statements.
14      First American Funds Annual Report 2006

Tax-Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Fayette County Development Authority, Catholic School Properties
(LOC: Wachovia Bank)
3.410%, 09/07/2006 (a)	$10,415	$10,415
Fulton County Development Authority, Catholic Education, North Georgia
(LOC: Wachovia Bank)
3.410%, 09/07/2006 (a)	13,095	13,095
Fulton County Development Authority, Pace Academy Project (LOC: Bank of America)
3.410%, 09/07/2006 (a)	1,725	1,725
Gordon County Hospital Authority, Adventist Health Systems, Series A
(LOC: Suntrust Bank)
3.400%, 09/07/2006 (a)	1,155	1,155
Hapeville Development Authority, Industrial Development Revenue, Hapeville Hotel (LOC: Bank of America)
3.560%, 09/01/2006 (a)	9,000	9,000
Medical Center Hospital Authority, Spring Harbor at Green Island
(LOC: Bank of Scotland)
3.400%, 09/07/2006 (a)	13,400	13,400
Rockdale County Hospital Authority
(LOC: Suntrust Bank)
3.400%, 09/07/2006 (a)	10,405	10,405
Thomasville Hospital Authority, J.D. Archbold
(LOC: Suntrust Bank)
3.410%, 09/07/2006 (a)(b)	11,250	11,250

		97,425

Idaho – 0.3%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
3.470%, 09/07/2006 (a)	4,275	4,275
University of Idaho Foundation Authority
(LOC: First Security Bank)
3.450%, 09/07/2006 (a)(b)	1,565	1,565

		5,840

Illinois – 16.4%
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank)
3.400%, 09/07/2006 (a)	15,660	15,660
Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank)
3.400%, 09/07/2006 (a)	2,600	2,600
Chicago, Series B-1 (General Obligation) (INS: FSA) (SPA: J.P. Morgan Chase Bank)
3.430%, 09/07/2006 (a)	22,000	22,000
Cook County, Bernard Zell Anshe Emet
(LOC: J.P. Morgan Chase Bank)
3.440%, 09/07/2006 (a)	7,800	7,800
Cook County, Catholic Theological University project (LOC: Harris Trust & Savings)
3.440%, 09/07/2006 (a)	12,000	12,000
Illinois Development Finance Authority
(LOC: Northern Trust)
3.600%, 09/07/2006 (a)	3,500	3,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC)
3.690%, 09/07/2006 (a)	6,740	6,740
Illinois Development Finance Authority, Chinese American Service Project
(LOC: LaSalle Bank)
3.450%, 09/07/2006 (a)	4,500	4,500
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
3.440%, 09/07/2006 (a)	6,255	6,255
Illinois Development Finance Authority, Loyola Academy
(LOC: J.P. Morgan Chase Bank)
3.440%, 09/07/2006 (a)	4,000	4,000
Illinois Development Finance Authority, Mount Caramel High School Project
(LOC: J.P. Morgan Chase Bank)
3.440%, 09/07/2006 (a)	14,000	14,000
Illinois Development Finance Authority, Presbyterian Home Lake, Series A (INS: FSA) (SPA: First Union National Bank)
3.430%, 09/07/2006 (a)	30,000	30,000
Illinois Development Finance Authority, Roosevelt University
(LOC: J.P. Morgan Chase Bank)
3.440%, 09/07/2006 (a)	10,000	10,000
Illinois Development Finance Authority, Roosevelt University
(LOC: J.P. Morgan Chase Bank)
3.440%, 09/07/2006 (a)	13,500	13,500
Illinois Development Finance Authority, Solomon Schecter Day Schools
(LOC: LaSalle Bank)
3.450%, 09/07/2006 (a)(b)	5,000	5,000
Illinois Development Finance Authority, United Way/ Crusade Mercy
(LOC: LaSalle Bank)
3.450%, 09/07/2006 (a)	3,710	3,710
Illinois Educational Facilities Authority, Chicago Zoological Society
(LOC: Northern Trust)
3.440%, 09/07/2006 (a)	5,000	5,000
Illinois Finance Authority, Kohl Children’s Museum
(LOC: Fifth Third Bank)
3.440%, 09/07/2006 (a)	8,040	8,040
Illinois Finance Authority, Landing at Plymouth Place, Series B (LOC: Sovereign Bank)
(LOC: Lloyd’s TSB Bank)
3.400%, 09/07/2006 (a)	8,500	8,500
Illinois Finance Authority, Luther Oaks, Series C (LOC: Fifth Third Bank)
3.410%, 09/07/2006 (a)	6,500	6,500
Illinois Finance Authority, Merit School of Music Project
(LOC: LaSalle Bank)
3.460%, 09/07/2006 (a)	4,000	4,000
Illinois Finance Authority, Presbyterian Homes
(LOC: Northern Trust)
3.440%, 09/07/2006 (a)	7,135	7,135
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: KBC Bank)
3.420%, 09/07/2006 (a)	3,125	3,125
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank)
(LOC: KBC Bank)
3.420%, 09/07/2006 (a)	7,145	7,145
The accompanying notes are an integral part of the financial statements.
First American Funds Annual Report 2006       15

Schedule of  Investments August 31, 2006, all dollars are rounded to thousands (000)

Tax-Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Illinois Finance Authority, Richard Driehaus Museum
(LOC: Northern Trust)
3.440%, 09/07/2006 (a)	$6,400	$6,400
Illinois Finance Authority, Smith Village, Series C (LOC: LaSalle Bank)
3.400%, 09/07/2006 (a)	10,500	10,500
Illinois Finance Authority, Thresholds Project
(LOC: Northern Trust)
3.440%, 09/07/2006 (a)	8,000	8,000
Illinois Health Facilities Authority Lifelink
(LOC: J.P. Morgan Chase Bank)
3.400%, 09/07/2006 (a)	1,290	1,290
Illinois Health Facilities Authority, Franciscan Eldercare, Series C
(LOC: LaSalle Bank)
3.400%, 09/07/2006 (a)	11,320	11,320
Illinois Health Facilities Authority, Franciscan Eldercare, Series E
(LOC: LaSalle Bank)
3.400%, 09/07/2006 (a)	5,660	5,660
Illinois Health Facilities, Central Baptist Home, Series B (LOC: Allied Irish Bank, PLC)
3.420%, 09/07/2006 (a)	3,070	3,070
Illinois Health Facilities, Lutheran Home and Services
(LOC: Fifth Third Bank)
3.460%, 09/07/2006 (a)	13,695	13,695
Illinois Health Facilities, Lutheran Home and Services Project
(LOC: Allied Irish Bank, PLC)
3.420%, 09/07/2006 (a)	12,760	12,760
Macon County – Milikin University (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
3.450%, 09/07/2006 (a)	3,700	3,700
Northern Cook County Solid Waste Agency
(LOC: Northern Trust)
3.440%, 09/07/2006 (a)	5,100	5,100
St. Clair County, McKendree College Project
(LOC: Bank of America)
3.410%, 09/07/2006 (a)	5,845	5,845
Yorkville, MPI Grande Project (LOC: LaSalle Bank)
3.450%, 09/07/2006 (a)	3,205	3,205

		301,255

Indiana – 6.5%
Evansville Economic Development, Good Samaritan Home
(LOC: Fifth Third Bank)
3.460%, 09/07/2006 (a)	6,730	6,730
Fort Wayne Industries Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank)
3.510%, 09/07/2006 (a)	4,925	4,925
Indiana Bond Bank, Series A
(LOC: Bank of New York)
4.500%, 02/01/2007	42,000	42,212
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
3.400%, 09/07/2006 (a)	7,175	7,175
Indiana Health Facilities Financing Authority, Major Hospital Project
(LOC: J.P. Morgan Chase Bank)
3.430%, 09/07/2006 (a)	17,900	17,900
Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank)
3.450%, 09/07/2006 (a)	12,670	12,670
Indianapolis Local Public Improvement Bond Bank, Series E
4.500%, 01/04/2007	27,775	27,836

		119,448

Iowa – 1.2%
Iowa Financial Authority, Health Care Facilities, Unity Healthcare (LOC: Bank of America)
3.440%, 09/07/2006 (a)	14,505	14,505
Iowa Financial Retirement Authority, Deerfield Retirement, Series B
(LOC: LaSalle Bank)
3.400, 09/07/2006 (a)	600	600
Iowa Financial Retirement Authority, Wesley Retirement Services
(LOC: Wells Fargo Bank)
3.400%, 09/07/2006 (a)	6,000	6,000

		21,105

Kansas – 1.1%
Olathe Senior Living Facility, Catholic Care Campus, Series C-1
(LOC: LaSalle Bank)
3.410%, 09/07/2006 (a)	11,300	11,300
Prairie Village Revenue, Claridge Court
(LOC: LaSalle Bank)
3.410%, 09/07/2006 (a)	8,595	8,595

		19,895

Louisiana – 1.6%
ABN AMRO Munitops Certificates Trust, Series 2002-17 (INS: AMBAC)
(SPA: ABN AMRO Bank)
3.450%, 09/07/2006 (a)(b)	15,000	15,000
Louisiana Public Facilities Authority
(LOC: J.P. Morgan Chase Bank)
3.430%, 09/07/2006 (a)	8,500	8,500
Louisiana Public Facilities Authority, Tiger Athletic Foundation Project
(LOC: Regions Bank)
3.420%, 09/07/2006 (a)	6,075	6,075

		29,575

Maryland – 1.2%
Gaithersburg Economic Development, Asbury Methodist (LOC: KBC Bank)
3.420%, 09/07/2006 (a)	2,200	2,200
Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A (LOC: LaSalle Bank)
3.400%, 09/07/2006 (a)	10,000	10,000
Prince Georges County Revenue, Collington Episcopal, Series A
(LOC: LaSalle Bank)
3.400%, 09/07/2006 (a)	6,350	6,350
Prince Georges County Revenue, Collington Episcopal, Series B
(LOC: LaSalle Bank)
3.400%, 09/07/2006 (a)	3,650	3,650

		22,200
The accompanying notes are an integral part of the financial statements.
16      First American Funds Annual Report 2006

Tax-Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Massachusetts – 0.5%
ABN AMRO Munitops Certificates Trust, Series 2000-2 (INS: FGIC)
(SPA: ABN AMRO Bank)
3.430%, 09/07/2006 (a)(b)	$10,000	$10,000

Michigan – 3.9%
Ann Arbor Economic Development, Glacier Hills, Series B (LOC: J.P. Morgan Chase Bank)
3.400%, 09/07/2006 (a)	3,030	3,030
Georgetown Township Economic Development, Sunset Manor Project (LOC: LaSalle Bank)
3.400%, 09/07/2006 (a)	7,600	7,600
Grand Rapids Economic Development Corporation, St. Dominic Project
(LOC: Allied Irish Bank, PLC)
3.460%, 09/07/2006 (a)	11,700	11,700
Kalamazoo Economic Development, Friendship Village (LOC: Fifth Third Bank)
3.400%, 09/07/2006 (a)	8,305	8,305
Kalamazoo Economic Development, Heritage Project (LOC: Fifth Third Bank)
3.400%, 09/07/2006 (a)	3,705	3,705
State of Michigan Strategic Fund, Father Gabriel High School Project
(LOC: Allied Irish Bank, PLC)
3.420%, 09/07/2006 (a)	8,335	8,335
State of Michigan Strategic Fund, Holland Home Group, Series A
(LOC: Fifth Third Bank)
3.400%, 09/07/2006 (a)	10,645	10,645
State of Michigan Strategic Fund, Lutheran Social Services
(LOC: National City Bank)
3.470%, 09/07/2006 (a)	18,320	18,320

		71,640

Minnesota – 1.8%
Eden Prairie, Multifamily Housing Authority
3.460%, 09/07/2006 (a)	14,105	14,105
Mendota Heights Revenue, St. Thomas Academy Project
(LOC: Allied Irish Bank, PLC)
3.420%, 09/07/2006 (a)	1,765	1,765
Minnesota State Higher Educational Facilities, Bethel College (INS: General Obligation of Institution) (LOC: Allied Irish Bank, PLC)
3.490%, 09/07/2006 (a)	4,745	4,745
Minnesota State Higher Educational Facilities, Bethel College, Series 5
(LOC: Allied Irish Bank, PLC)
3.490%, 09/07/2006 (a)	3,950	3,950
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
3.420%, 09/07/2006 (a)	8,900	8,900

		33,465

Mississippi – 0.7%
Medical Center Educational Building, Adult Hospital (INS: AMBAC)
(SPA: AmSouth Bank)
3.400%, 09/07/2006 (a)	12,700	12,700

Missouri – 1.1%
Jackson County Industrial Development Authority, YMCA Greater Kansas City
(LOC: Bank of America)
3.460%, 09/07/2006 (a)	7,100	7,100
Missouri State Health & Educational Facilities
(LOC: J.P. Morgan Chase Bank)
3.440%, 09/07/2006 (a)	8,435	8,435
St. Louis County Industrial Development Authority, Friendship Village West
(LOC: LaSalle Bank)
3.400%, 09/07/2006 (a)	4,100	4,100

		19,635

New Hampshire – 0.2%
New Hampshire Health & Educational Facilities Authority, Colby-Sawyer College
(LOC: Allied Irish Bank, PLC)
3.410%, 09/07/2006 (a)	2,745	2,745

New York – 3.9%
ABN AMRO Munitops Certificates Trust, Series 1999-3 (INS: MBIA)
(SPA: ABN AMRO Bank)
3.560%, 09/07/2006 (a) (b)	21,402	21,402
ABN AMRO Munitops Certificates Trust, Series 1999-13 (INS: FGIC)
(SPA: ABN AMRO Bank)
3.420%, 09/07/2006 (a) (b)	7,561	7,561
ABN AMRO Munitops Certificates Trust, Series 2000-7 (INS: FGIC)
(SPA: ABN AMRO Bank)
3.540%, 09/07/2006 (a) (b)	27,565	27,565
New York, Subseries H-2 (General Obligation)
(LOC: Dexia Credit Local)
3.560%, 09/01/2006 (a)	15,700	15,700

		72,228

North Carolina – 2.8%
North Carolina Student Housing, Fayetteville University
(LOC: Wachovia Bank)
3.410%, 09/07/2006 (a)	9,465	9,465
North Carolina Student Housing, NCCU Real Estate, Series A
(LOC: Wachovia Bank)
3.410%, 09/07/2006 (a)	9,285	9,285
North Carolina Wolfpack Club Project
(LOC: Bank of America)
3.410%, 09/07/2006 (a)	8,100	8,100
Wake County (Commercial Paper)
3.700%, 03/19/2007	23,580	23,580

		50,430

North Dakota – 0.2%
Mercer County Pollution Control
(LOC: LaSalle Bank)
3.450%, 09/07/2006 (a)	3,600	3,600

Ohio – 6.1%
Akron, Bath, and Copley, Summa Health Systems, Series B (LOC: J.P. Morgan Chase Bank)
3.420%, 09/07/2006 (a)	6,145	6,145
Cuyahoga County Continuing Care Facilities
(LOC: LaSalle National Bank)
3.400%, 09/07/2006 (a)	3,000	3,000
The accompanying notes are an integral part of the financial statements.
First American Funds Annual Report 2006       17

Schedule of  Investments August 31, 2006, all dollars are rounded to thousands (000)

Tax-Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Cuyahoga County Metrohealth System
(LOC: National City Bank)
3.420%, 09/07/2006 (a)	$11,900	$11,900
Franklin County Health Care Facilities
(LOC: National City Bank)
3.420%, 09/07/2006 (a)	3,400	3,400
Franklin County Health Care Facilities, Friendship Village Dublin, Series B
(LOC: LaSalle Bank)
3.400%, 09/07/2006 (a)	5,700	5,700
Franklin County Health Care Facilities, Mother Angeline McCrory Project
(LOC: Allied Irish Bank, PLC)
3.460%, 09/07/2006 (a)	16,425	16,425
Franklin County Health Care Facilities, Presbyterian, Series B
(LOC: National City Bank)
3.420%, 09/07/2006 (a)	5,000	5,000
Franklin County Health Care Facilities, Wesley Glen, Series A
(LOC: Fifth Third Bank)
3.430%, 09/07/2006 (a)	4,155	4,155
Franklin County Health Care Facilities, Wesley Glen, Series B
(LOC: Fifth Third Bank)
3.430%, 09/07/2006 (a)	2,120	2,120
Franklin County Health Care Facilities, Wesley Ridge Residence, Series C
(LOC: Fifth Third Bank)
3.430%, 09/07/2006 (a)	10,200	10,200
Fulton County Health Center
(LOC: J.P. Morgan Chase Bank)
3.460%, 09/07/2006 (a)	12,300	12,300
Logan County Health Care Facilities
(LOC: Fifth Third Bank)
3.460%, 09/07/2006 (a)	10,270	10,270
Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank)
3.410%, 09/07/2006 (a)	2,100	2,100
Pike County Health Care Facilities, Hill View
(LOC: Fifth Third Bank)
3.400%, 09/07/2006 (a)	8,550	8,550
Summit County Port Authority, Lawrence School Project
(LOC: Fifth Third Bank)
3.400%, 09/07/2006 (a)	10,475	10,475

		111,740

Oklahoma – 0.6%
Oklahoma Authority Revenue, American Cancer Society Project
(LOC: Bank of America)
3.460%, 09/07/2006 (a)	2,595	2,595
Tulsa Industrial Authority Revenue Floating (INS: MBIA)
3.440%, 09/07/2006 (a) (b)	7,970	7,970

		10,565

Oregon – 1.0%
Clackamas County Hospital Facilities Authority, Williamette, Series A-1
(LOC: Sovereign Bank)
(LOC: Bank of New York)
3.400%, 09/07/2006 (a)	2,000	2,000
Clackamas County Hospital Facilities, Senior Living Facility, Mary’s Woods
(LOC: Sovereign Bank) (LOC: KBC Bank)
3.420%, 09/07/2006 (a)	15,520	15,520

		17,520

Pennsylvania – 3.0%
ABN AMRO Munitops Certificates Trust, Series 1999-16 (INS: MBIA)
(SPA: ABN AMRO Bank)
3.430%, 09/07/2006 (a) (b)	11,884	11,884
Chester County Health & Educational Facilities Retirement Community, Kendal Crosslands Project
(LOC: Allied Irish Bank, PLC)
3.420%, 09/07/2006 (a)	4,900	4,900
Delaware County Authority Revenue, Riddle Village Project, Series A
(LOC: Sovereign Bank)
(LOC: Lloyds TSB Bank)
3.400%, 09/07/2006 (a)	8,230	8,230
Lebanon County Health Facilities, Health Center, United Church of Christ (LOC: Wachovia Bank)
3.410%, 09/07/2006 (a)	9,380	9,380
Lehigh County General Purpose, Phoebe Devitt Homes, Series B
(LOC: Sovereign Bank)
(LOC: Scotia Bank)
3.410%, 09/07/2006 (a)	3,635	3,635
Philadelphia Hospitals & Higher Educational Facilities Authority, Temple University Health, Series A (LOC: Wachovia Bank)
3.430%, 09/07/2006 (a)	10,000	10,000
Westmoreland County Industrial Development, Redstone Retirement, Series B
(LOC: Sovereign Bank) (LOC: Scotia Bank)
3.410%, 09/07/2006 (a)	6,000	6,000

		54,029

Puerto Rico – 0.5%
ABN AMRO Munitops Certificates Trust, Series 2000-17
(SPA: ABN AMRO Bank)
3.420%, 09/07/2006 (a) (b)	9,825	9,825

Rhode Island – 0.6%
Rhode Island Health & Education Revenue, Jewish Services Agency
(LOC: Sovereign Bank)
(LOC: Bank of New York)
3.400%, 09/07/2006 (a)	11,750	11,750

South Carolina – 0.5%
Charleston Waterworks & Sewer, Series A
(SPA: Bank of America)
3.410%, 09/07/2006 (a)	8,665	8,665

Tennessee – 2.1%
Jefferson City Health & Educational Facilities, Carson Newman College
(LOC: Suntrust Bank)
3.410%, 09/07/2006 (a)	8,000	8,000
Knox County Health Educational & Housing Facilities Board, Volunteer Student Housing Project
(LOC: Allied Irish Bank, PLC)
3.420%, 09/07/2006 (a)	19,800	19,800
The accompanying notes are an integral part of the financial statements.
18      First American Funds Annual Report 2006

Tax-Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Met Government Nashville & Davidson
(LOC: Societe Generale)
3.630%, 09/07/2006 (a)	$7,035	$7,035
Rutherford County Industrial Development – Square D Company (LOC: Societe Generale)
3.650%, 09/07/2006 (a)	4,100	4,100

		38,935

Texas – 6.8%
ABN AMRO Munitops Certificates Trust, Frisco School District (INS: PSF-Guaranteed)
(SPA: ABN AMRO Bank)
3.600%, 09/20/2006 (a) (b)	9,695	9,695
ABN AMRO Munitops Certificates Trust, Williamson County (INS: FSA)
(SPA: ABN AMRO Bank)
3.700%, 06/21/2007 (a) (b)	10,395	10,395
Bexar County Health Facilities, Air Force Village
(LOC: Bank of America)
3.400%, 09/07/2006 (a)	12,000	12,000
Capital Area Cultural Educational Facilities Finance, Summit Christian Academy
(LOC: Wachovia Bank)
3.400%, 09/07/2006 (a)	7,100	7,100
Crawford Educational Facilities, Prince Peace Christian School
(LOC: Wachovia Bank)
3.410%, 09/07/2006 (a)	5,680	5,680
Harris County Health Facilities Development, Seven Acres Jewish Senior Care
(LOC: J.P. Morgan Chase Bank)
3.460%, 09/07/2006 (a)	19,000	19,000
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank)
(LOC: KBC Bank)
3.420%, 09/07/2006 (a)	4,200	4,200
Kendall County Health Facilities, Morningside Ministries
(LOC: J.P. Morgan Chase Bank)
3.430%, 09/07/2006 (a)	14,700	14,700
Midland County Health Facilities, Manor Park Project
(LOC: Wells Fargo Bank)
3.460%, 09/07/2006 (a)	17,860	17,860
Tarrant County Cultural Educational Facilities Financing, Northwest Senior Retirement Facility, Edgemere, Series B (LOC: LaSalle Bank)
3.400%, 09/07/2006 (a)	10,000	10,000
Travis County Health Facilities, Querencia Barton Creek, Series C
(LOC: LaSalle Bank)
3.400%, 09/07/2006 (a)	14,500	14,500

		125,130

Utah – 0.4%
Intermountain Power Agency, Utah Power Supply, Series E (INS: AMBAC)
(SPA: Morgan Stanley Bank)
3.600%, 12/01/2006 (a)	4,260	4,260
Intermountain Power Agency, Utah Power Supply,
Series F (INS: AMBAC) (SPA: Morgan Stanley Bank)
3.600%, 12/01/2006 (a)	3,050	3,050

		7,310

Virginia – 3.2%
Montgomery County Industrial Development Authority, Virginia Tech Foundation
(LOC: Bank of America)
3.590%, 09/01/2006 (a)	41,200	41,200
Prince Williams County Facilities, Series B
(LOC: Wachovia Bank)
3.400%, 09/07/2006 (a)	17,500	17,500

		58,700

Washington – 2.7%
ABN AMRO Munitops Certificates Trust, Washington State (INS: MBIA-Insured Bond Certificate)
(SPA: ABN AMRO Bank)
3.430%, 09/07/2006 (a) (b)	19,000	19,000
Washington State Higher Educational Facilities, Cornish College Arts Project, Series A
(LOC: Bank of America)
3.500%, 09/07/2006 (a)	6,160	6,160
Washington State Housing Financial Nonprofit Revenue, Kenney Home Project
(LOC: Wells Fargo Bank)
3.580%, 09/07/2006 (a)	17,620	17,620
Washington State Housing Financial Nonprofit Revenue, Open Window School Project
(LOC: Bank of America)
3.630%, 09/07/2006 (a)	6,310	6,310

		49,090

West Virginia – 2.2%
ABN AMRO Munitops Certificates Trust, West Virginia (INS: FGIC)
(SPA: ABN AMRO Bank)
3.600%, 09/20/2006 (a) (b)	30,995	30,995
Monongalia County, Trinity Christian School
(LOC: Fifth Third Bank)
3.400%, 09/07/2006 (a)	9,060	9,060
West Virginia State Hospital Financing Authority, Pallottine Health, Series A1
(LOC: Fifth Third Bank)
3.420%, 09/07/2006 (a)	135	135

		40,190
Wisconsin – 2.1%
Wisconsin State Health & Educational Facilities, Community Health, Series B
(LOC: Fifth Third Bank)
3.400%, 09/07/2006 (a)	4,790	4,790
Wisconsin State Health & Educational Facilities, Felician Services, Series A (INS: AMBAC)
(SPA: J.P. Morgan Chase Bank)
3.390%, 09/07/2006 (a)	75	75
Wisconsin State Health & Educational Facilities, Froedtert & Community Health, Series C (INS: AMBAC) (SPA: Morgan Stanley Bank)
3.390%, 09/07/2006 (a)	5,000	5,000
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty)
3.400%, 09/07/2006 (a)	8,000	8,000
Wisconsin State Health & Educational Facilities, Marshfield, Series B (LOC: M&I Bank)
3.430%, 09/07/2006 (a)	16,500	16,500
Wisconsin State Health & Educational Facilities, University of Wisconsin Medical Foundation
(LOC: LaSalle Bank)
3.420%, 09/07/2006 (a)	15	15
The accompanying notes are an integral part of the financial statements.
First American Funds Annual Report 2006       19

Schedule of  Investments August 31, 2006, all dollars are rounded to thousands (000)

Tax-Free Obligations Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project
(LOC: J.P. Morgan Chase Bank)
3.420%, 09/07/2006 (a)	$3,960	$3,960

		38,340

Total Municipal Bonds (Cost $1,781,120)		1,781,120

Money Market Fund – 2.5%
AIM TFIT-Tax-Free Cash Reserve Portfolio (Cost $46,075)	46,074,689	46,075

Total Investments – 99.7% (Cost $1,827,195)		1,827,195
Other Assets and Liabilities, Net – 0.3%		5,540

Total Net Assets – 100.0%		$1,832,735

(a)	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2006. The date shown is the next reset date.

(b)	Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of August 31, 2006, the value of these investments was $234,732 or 12.8% of total net assets.
AMBAC – American Municipal Bond Assurance Company
FGIC – Financial Guaranty Insurance Corporation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FSA – Financial Security Assistance
INS – Insured
LOC – Letter of Credit
MBIA – Municipal Bond Insurance Association
PLC – Public Liability Company
PSF – Permanent School Fund
SPA – Standby Purchase Agreement

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE

U.S. Treasury Obligation – 1.3%
U.S. Treasury Note
2.500%, 10/31/2006 (a)
(Cost $199,417)	$200,000	$199,417

Repurchase Agreements – 99.1%
ABN AMRO
5.230%, dated 08/31/2006, matures 09/01/2006, repurchase price $2,800,407 (collateralized by U.S. Treasury Obligations: Total market value $2,856,001)	2,800,000	2,800,000
Barclays
5.230%, dated 08/31/2006, matures 09/01/2006, repurchase price $350,051 (collateralized by U.S. Treasury Obligations: Total market value $357,001)	350,000	350,000
Bear Stearns
5.240%, dated 08/31/2006, matures 09/01/2006, repurchase price $1,500,218 (collateralized by U.S. Treasury Obligations: Total market value $1,530,004)	1,500,000	1,500,000
CS First Boston
5.240%, dated 08/31/2006, matures 09/01/2006, repurchase price $975,142 (collateralized by U.S. Treasury Obligations: Total market value $994,507)	975,000	975,000
Deutsche Bank
5.230%, dated 08/31/2006, matures 09/01/2006, repurchase price $2,500,363 (collateralized by U.S. Treasury Obligations: Total market value $2,550,001)	2,500,000	2,500,000
Greenwich Capital
5.230%, dated 08/31/2006, matures 09/01/2006, repurchase price $750,109 (collateralized by U.S. Treasury Obligations: Total market value $765,002)	750,000	750,000
Merrill Lynch
5.230%, dated 08/31/2006, matures 09/01/2006, repurchase price $600,087 (collateralized by U.S. Treasury Obligations: Total market value $612,001)	600,000	600,000
Morgan Stanley
5.230%, dated 08/31/2006, matures 09/01/2006, repurchase price $3,250,472 (collateralized by U.S. Treasury Obligations: Total market value $3,315,002)	3,250,000	3,250,000
The accompanying notes are an integral part of the financial statements.
20      First American Funds Annual Report 2006

Treasury Obligations Fund (concluded)
DESCRIPTION	PAR	VALUE

UBS Warburg
5.230%, dated 08/31/2006, matures 09/01/2006, repurchase price $2,761,922 (collateralized by U.S. Treasury Obligations: Total market value $2,816,754)	$2,761,521	$2,761,521

Total Repurchase Agreements (Cost $15,486,521)		15,486,521

Investments Purchased with Proceeds from Securities Lending (b) – 1.3%
(Cost $204,000)		204,000

Total Investments – 101.7% (Cost $15,889,938)		15,889,938

Other Assets and Liabilities, Net – (1.7)%		(269,160)

Total Net Assets – 100.0%		$15,620,778

(a)	This security or a portion of this security is out on loan at August 31, 2006. Total loaned security had a value of $199,417 or 1.3% of total net assets at August 31, 2006. See note 2 in Notes to Financial Statements.

(b)	The fund may loan securities in return for collateral in the form of cash, U.S. government securities, or other high grade debt obligations. As of August 31, 2006, the cash collateral was invested solely in a repurchase agreement. See note 2 in Notes to Financial Statements.

U.S. Treasury Money Market Fund
DESCRIPTION	PAR/SHARES	VALUE

U.S. Treasury Obligations – 101.1%
U.S. Treasury Bills (a)
2.925%, 09/07/2006	$44,416	$44,380
5.083%, 09/14/2006	174,769	174,448
5.150%, 09/15/2006	40,000	39,920
5.045%, 09/21/2006	381,197	380,129
4.877%, 10/05/2006	54,109	53,860
4.909%, 10/12/2006	39,967	39,744
4.870%, 10/26/2006	10,000	9,926
4.894%, 11/02/2006	10,000	9,916
4.835%, 11/30/2006	7,233	7,145

Total U.S. Treasury Obligations (Cost $759,468)		759,468

Money Market Fund – 4.6%
Goldman Sachs Financial Square Treasury Instruments Fund
(Cost $35,089)	35,089,262	35,089

Total Investments – 105.7% (Cost $794,557)		794,557

Other Assets and Liabilities, Net – (5.7)%		(43,149)

Total Net Assets – 100.0%		$751,408

(a)	Yield shown is the effective yield as of August 31, 2006.
The accompanying notes are an integral part of the financial statements.
First American Funds Annual Report 2006       21

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Statements of  Assets and Liabilities August 31, 2006, all dollars are rounded to thousands (000), except per share data

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments in securities, at amortized cost (note 2)	$1,472,084	$15,659,594	$1,827,195	$199,417	$794,557
Investments purchased with proceeds from securities lending (cost: $503,633, $0, $0, $204,000, and $0) (note 2)	503,633	—	—	204,000	—
Repurchase agreements, at amortized cost (note 2)	3,877,862	412,567	—	15,486,521	—
Cash	1	2,460	3,078	1	—
Receivable for interest	9,965	92,416	8,031	3,942	18
Receivable for capital shares sold	103	1,670	—	—	1
Prepaid expenses and other assets	62	103	71	69	60

Total assets	5,863,710	16,168,810	1,838,375	15,893,950	794,636

LIABILITIES:
Dividends payable	23,011	70,889	4,959	61,648	2,942
Payable for investment securities purchased	—	99,691	—	—	39,920
Payable upon return of securities loaned	503,633	—	—	204,000	—
Payable for capital shares redeemed	—	981	5	1	—
Payable to affiliates (note 3)	953	3,375	310	2,664	110
Payable for distribution and shareholder servicing fees	1,389	3,028	298	4,645	167
Accrued expenses and other liabilities	299	82	68	214	89

Total liabilities	529,285	178,046	5,640	273,172	43,228

Net assets	$5,334,425	$15,990,764	$1,832,735	$15,620,778	$751,408

COMPOSITION OF NET ASSETS:
Portfolio capital	$5,334,464	$15,990,596	$1,832,747	$15,620,923	$751,443
Undistributed (distributions in excess of) net investment income	(31)	173	(6)	(5)	—
Accumulated net realized loss on investments (note 2)	(8)	(5)	(6)	(140)	(35)

Net assets	$5,334,425	$15,990,764	$1,832,735	$15,620,778	$751,408

Class A:
Net assets	$429,573	$1,707,450	$172,800	$1,496,419	$66,783
Shares issued and outstanding (000) ($0.01 par value – 5 billion authorized*)	429,574	1,707,490	172,836	1,496,404	66,785
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class B:
Net assets	—	$11,769	—	—	—
Shares issued and outstanding (000) ($0.01 par value – 20 billion authorized)	—	11,773	—	—	—
Net asset value, offering price, and redemption price per share	—	$1.00	—	—	—
Class C:
Net assets	—	$14,486	—	—	—
Shares issued and outstanding (000) ($0.01 par value – 1 billion authorized)	—	14,483	—	—	—
Net asset value, offering price, and redemption price per share	—	$1.00	—	—	—
Class D:
Net assets	$1,307,002	$965,305	$47,306	$6,051,333	$188,499
Shares issued and outstanding (000) ($0.01 par value – 20 billion authorized)	1,307,020	965,313	47,307	6,051,419	188,507
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	—	$1,932,477	—	—	—
Shares issued and outstanding (000) ($0.01 par value – 20 billion authorized)	—	1,932,516	—	—	—
Net asset value, offering price, and redemption price per share	—	$1.00	—	—	—
Class Y:
Net assets	$3,128,539	$5,900,840	$884,041	$5,395,566	$355,081
Shares issued and outstanding (000) ($0.01 par value – 20 billion authorized)	3,128,644	5,900,764	884,048	5,395,617	355,106
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$434,248	$5,095,307	$711,489	$877,206	$124,961
Shares issued and outstanding (000) ($0.01 par value – 20 billion authorized)	434,250	5,095,320	711,504	877,212	124,962
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
First American Funds Annual Report 2006       23

Statements of  Assets and Liabilities August 31, 2006, all dollars are rounded to thousands (000), except per share data

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

Institutional Investor Class:
Net assets	$19,271	$228,587	$10,092	$437,586	$16,084
Shares issued and outstanding (000) ($0.01 par value – 20 billion authorized)	19,271	228,587	10,092	437,586	16,084
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Piper Jaffray Class:
Net assets	$15,792	$134,543	$7,007	$817	—
Shares issued and outstanding (000) ($0.01 par value – 20 billion authorized)	15,792	134,542	7,025	816	—
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	—
Reserve Class:
Net assets	—	—	—	$1,361,851	—
Shares issued and outstanding (000) ($0.01 par value – 5 billion authorized)	—	—	—	1,361,881	—
Net asset value, offering price, and redemption price per share	—	—	—	$1.00	—

*	20 billion shares were authorized for U.S. Treasury Money Market Fund.
The accompanying notes are an integral part of the financial statements.
24      First American Funds Annual Report 2006

Statements of  Operations For the year ended August 31, 2006, all dollars are rounded to thousands (000)

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$224,439	$799,006	$65,369	$538,358	$23,433
Securities lending income	133	—	—	62	—

Total investment income	224,572	799,006	65,369	538,420	23,433

EXPENSES (note 3):
Investment advisory fees	4,907	17,348	2,064	11,948	537
Administration fees and expenses	4,269	14,723	1,759	10,441	484
Transfer agent fees and expenses	2,567	12,374	1,252	5,361	242
Custodian fees	246	864	107	593	28
Registration fees	284	121	119	229	128
Professional fees	59	78	39	84	41
Postage and printing fees	80	361	35	118	11
Directors’ fees	72	207	37	150	20
Other expenses	106	205	65	170	56
Distribution and shareholder servicing fees – Class A	1,406	8,180	786	6,046	140
Distribution and shareholder servicing fees – Class B	—	104	—	—	—
Distribution and shareholder servicing fees – Class C	—	116	—	—	—
Distribution and shareholder servicing fees – Class D	4,989	3,795	116	19,967	780
Distribution and shareholder servicing fees – Piper Jaffray Class	1,361	14,150	905	149	—
Distribution and shareholder servicing fees – Reserve Class	—	—	—	8,402	—
Shareholder servicing fees – Class I	—	3,291	—	—	—
Shareholder servicing fees – Class Y	6,725	14,018	2,246	8,697	668
Shareholder servicing fees – Institutional Investor Class	3	50	3	91	2

Total expenses	27,074	89,985	9,533	72,446	3,137

Less: Fee waivers (note 3)	(2,353)	(3,292)	(1,110)	(4,923)	(464)
Less: Indirect payments from the custodian (note 3)	(1)	(25)	(4)	(2)	— (1)

Total net expenses	24,720	86,668	8,419	67,521	2,673

Investment income – net	199,852	712,338	56,950	470,899	20,760

Net realized loss on investments	— (1)	(5)	(1)	(58)	(23)

Net increase in net assets resulting from operations	$199,852	$712,333	$56,949	$470,841	$20,737

(1)	Due to the presentation of the financial statements in thousands, the numbers round to zero.
First American Funds Annual Report 2006       25

	Government			Prime
	Obligations Fund			Obligations Fund

		Eleven-Month Fiscal			Eleven-Month Fiscal
	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended
	8/31/06	8/31/05	9/30/04	8/31/06	8/31/05	9/30/04

OPERATIONS:
Investment income – net	$199,852	$79,225	$21,738	$712,338	$307,271	$121,223
Net realized gain (loss) on investments	—	(8)	19	(5)	—	51

Net increase in net assets resulting from operations	199,852	79,217	21,757	712,333	307,271	121,274

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(11,123)	(2,819)	(667)	(62,419)	(20,956)	(5,968)
Class B	—	—	—	(353)	(155)	(10)
Class C	—	—	—	(394)	(172)	(13)
Class D	(48,601)	(19,442)	(4,810)	(37,966)	(12,427)	(4,713)
Class I	—	—	—	(68,685)	(34,090)	(15,694)
Class Y	(112,012)	(42,136)	(12,630)	(232,423)	(101,007)	(44,841)
Class Z	(17,944)	(9,895)	(2,117)	(203,618)	(87,606)	(35,276)
Institutional Investor Class	(151)	—	—	(2,457)	—	—
Piper Jaffray Class	(10,021)	(4,933)	(1,514)	(104,023)	(50,858)	(14,707)
Reserve Class	—	—	—	—	—	—
Net realized gain on investments:
Class A	—	(1)	—	—	(4)	(2)
Class D	—	(3)	—	—	(2)	—
Class I	—	—	—	—	(4)	—
Class Y	—	(5)	—	—	(16)	(3)
Class Z	—	(2)	—	—	(15)	(1)
Piper Jaffray Class	—	(1)	—	—	(10)	—

Total distributions	(199,852)	(79,237)	(21,738)	(712,338)	(307,322)	(121,228)

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	9,022,981	1,713,823	624,638	7,687,744	5,989,710	5,207,624
Reinvestment of distributions	1,580	668	285	30,193	11,208	4,044
Payments for redemptions	(8,748,771)	(1,705,401)	(631,572)	(7,153,995)	(6,153,575)	(5,409,696)

Increase (decrease) in net assets from Class A transactions	275,790	9,090	(6,649)	563,942	(152,657)	(198,028)

Class B:
Proceeds from sales	—	—	—	12,942	10,047	13,329
Reinvestment of distributions	—	—	—	283	127	5
Payments for redemptions	—	—	—	(12,061)	(14,945)	(6,039)

Increase (decrease) in net assets from Class B transactions	—	—	—	1,164	(4,771)	7,295

Class C:
Proceeds from sales	—	—	—	19,710	23,753	22,153
Reinvestment of distributions	—	—	—	276	113	5
Payments for redemptions	—	—	—	(18,054)	(30,664)	(9,546)

Increase (decrease) in net assets from Class C transactions	—	—	—	1,932	(6,798)	12,612

Class D:
Proceeds from sales	7,579,788	4,874,399	3,121,709	26,233,880	9,562,303	6,374,861
Reinvestment of distributions	21	14	4	89	82	46
Payments for redemptions	(8,022,701)	(3,958,625)	(3,190,547)	(25,955,442)	(9,588,331)	(6,294,647)

Increase (decrease) in net assets from Class D transactions	(442,892)	915,788	(68,834)	278,527	(25,946)	80,260

Class I:
Proceeds from sales	—	—	—	10,188,111	11,053,677	9,002,857
Reinvestment of distributions	—	—	—	1,500	942	1,055
Payments for redemptions	—	—	—	(10,236,452)	(10,722,753)	(8,988,148)

Increase (decrease) in net assets from Class I transactions	—	—	—	(46,841)	331,866	15,764

Class Y:
Proceeds from sales	20,476,852	22,624,167	16,379,683	45,098,439	42,560,109	68,772,198
Reinvestment of distributions	25,490	10,355	4,330	67,787	32,520	17,792
Payments for redemptions	(19,832,119)	(21,878,418)	(16,232,248)	(44,209,061)	(42,958,365)	(70,311,174)

Increase (decrease) in net assets from Class Y transactions	670,223	756,104	151,765	957,165	(365,736)	(1,521,184)

(1)	Commencement of operations.
The accompanying notes are an integral part of the financial statements.
26      First American Funds Annual Report 2006

Tax Free			Treasury			U.S. Treasury
Obligations Fund			Obligations Fund			Money Market Fund

	Eleven-Month Fiscal			Eleven-Month Fiscal			10/25/04 (1)
Year Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	to
8/31/06	8/31/05	9/30/04	8/31/06	8/31/05	9/30/04	8/31/06	8/31/05

$56,950	$28,965	$8,667	$470,899	$172,673	$57,912	$20,760	$5,062
(1)	1	52	(58)	(20)	—	(23)	(12)

56,949	28,966	8,719	470,841	172,653	57,912	20,737	5,050

(3,818)	(1,762)	(538)	(45,423)	(18,944)	(4,766)	(1,107)	(67)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(759)	(253)	(97)	(195,844)	(83,398)	(28,158)	(7,045)	(539)
—	—	—	—	—	—	—	—
(24,394)	(12,880)	(5,755)	(143,752)	(55,856)	(23,682)	(10,441)	(4,445)
(23,599)	(11,502)	(1,391)	(40,392)	(13,836)	(981)	(2,070)	(11)
(110)	—	—	(4,418)	—	—	(97)	—
(4,271)	(2,569)	(886)	(1,070)	(565)	(325)	—	—
—	—	—	(40,000)	(74)	—	—	—
—	(7)	(6)	—	—	—	—	—
—	(1)	(1)	—	—	—	—	—
—	—	—	—	—	—	—	—
—	(34)	(48)	—	—	—	—	—
—	(22)	—	—	—	—	—	—
—	(8)	(18)	—	—	—	—	—

(56,951)	(29,038)	(8,740)	(470,899)	(172,673)	(57,912)	(20,760)	(5,062)

444,190	428,980	418,277	5,357,400	22,115,413	3,731,445	285,496	49,406
2,176	1,048	296	620	255	115	36	—
(401,810)	(461,307)	(475,924)	(5,036,344)	(22,138,241)	(4,157,309)	(223,977)	(44,177)

44,556	(31,279)	(57,351)	321,676	(22,573)	(425,749)	61,555	5,229

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

125,682	86,964	173,329	18,001,631	64,599,851	25,492,341	775,283	747,296
—	—	—	7	10	1	—	—
(94,068)	(85,405)	(178,537)	(16,729,339)	(64,718,980)	(26,314,282)	(1,217,206)	(116,866)

31,614	1,559	(5,208)	1,272,299	(119,119)	(821,940)	(441,923)	630,430

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

3,051,944	2,335,792	1,948,928	53,340,895	26,383,632	21,043,156	2,408,741	1,063,571
4,205	1,637	810	22,631	10,317	4,417	—	—
(3,047,521)	(2,230,250)	(2,062,138)	(51,146,585)	(26,053,557)	(21,779,713)	(2,255,334)	(861,872)

8,628	107,179	(112,400)	2,216,941	340,392	(732,140)	153,407	201,699

First American Funds Annual Report 2006       27

	Government			Prime
	Obligations Fund			Obligations Fund

		Eleven-Month Fiscal			Eleven-Month Fiscal
	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended
	8/31/06	8/31/05	9/30/04	8/31/06	8/31/05	9/30/04

Class Z:
Proceeds from sales	4,062,674	2,268,232	885,277	140,513,109	111,215,880	42,070,958
Reinvestment of distributions	1,337	—	—	24,900	6,074	2,503
Payments for redemptions	(4,048,931)	(2,274,003)	(460,335)	(139,237,121)	(110,805,063)	(41,924,285)

Increase (decrease) in net assets from Class Z transactions	15,080	(5,771)	424,942	1,300,888	416,891	149,176

Institutional Investor Class (2):
Proceeds from sales	50,874	—	—	371,820	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(31,603)	—	—	(143,233)	—	—

Increase in net assets from Institutional Investor Class transactions	19,271	—	—	228,587	—	—

Piper Jaffray Class:
Proceeds from sales	299,788	247,453	401,555	2,359,322	2,087,317	3,069,685
Reinvestment of distributions	10,304	4,494	1,272	106,718	46,536	12,410
Payments for redemptions	(580,615)	(262,131)	(482,733)	(5,203,302)	(2,364,078)	(3,239,104)

Increase (decrease) in net assets from Piper Jaffray Class transactions	(270,523)	(10,184)	(79,906)	(2,737,262)	(230,225)	(157,009)

Reserve Class (3):
Proceeds from sales	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	—	—	—	—
Fund merger (note 5)	—	—	—	—	—	—

Increase in net assets from Reserve Class transactions	—	—	—	—	—	—

Increase (decrease) in net assets from capital share transactions	266,949	1,665,027	421,318	548,104	(37,376)	(1,611,114)

Total increase (decrease) in net assets	266,949	1,665,007	421,337	548,099	(37,427)	(1,611,068)
Net assets at beginning of period	5,067,476	3,402,469	2,981,132	15,442,665	15,480,092	17,091,160

Net assets at end of period	$5,334,425	$5,067,476	$3,402,469	$15,990,764	$15,442,665	$15,480,092

Undistributed (distributions in excess of) net investment income	$(31)	$(31)	$(27)	$173	$173	$173

(1)	Commencement of operations.

(2)	Share class commenced operations on March 31, 2006.

(3)	Share class commenced operations on August 31, 2005.
The accompanying notes are an integral part of the financial statements.
28      First American Funds Annual Report 2006

Tax Free			Treasury			U.S. Treasury
Obligations Fund			Obligations Fund			Money Market Fund

	Eleven-Month Fiscal			Eleven-Month Fiscal			10/25/04 (1)
Year Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	to
8/31/06	8/31/05	9/30/04	8/31/06	8/31/05	9/30/04	8/31/06	8/31/05

5,506,043	8,052,571	1,033,492	15,261,846	7,984,060	683,068	206,016	149,662
4,561	886	173	8,766	152	30	—	—
(5,405,719)	(7,931,967)	(548,536)	(15,039,883)	(7,504,076)	(516,751)	(81,055)	(149,661)

104,885	121,490	485,129	230,729	480,136	166,347	124,961	1

10,098	—	—	901,944	—	—	20,286	—
—	—	—	—	—	—	—	—
(6)	—	—	(464,358)	—	—	(4,202)	—

10,092	—	—	437,586	—	—	16,084	—

235,729	228,367	278,202	83,011	106,685	172,841	—	—
4,411	2,417	764	1,105	517	141	—	—
(426,503)	(245,880)	(325,845)	(117,849)	(104,278)	(351,106)	—	—

(186,363)	(15,096)	(46,879)	(33,733)	2,924	(178,124)	—	—

—	—	—	3,200,243	161	—	—	—
—	—	—	24,113	—	—	—	—
—	—	—	(2,895,965)	(71,516)	—	—	—
—	—	—	—	1,104,823	—	—	—

—	—	—	328,391	1,033,468	—	—	—

13,412	183,853	263,291	4,773,889	1,715,228	(1,991,606)	(85,916)	837,359

13,410	183,781	263,270	4,773,831	1,715,208	(1,991,606)	(85,939)	837,347
1,819,325	1,635,544	1,372,274	10,846,947	9,131,739	11,123,345	837,347

$1,832,735	$1,819,325	$1,635,544	$15,620,778	$10,846,947	$9,131,739	$751,408	$837,347

$(6)	$(10)	$9	$(5)	$(5)	$(5)	$—	$—

First American Funds Annual Report 2006       29

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (9)

Government Obligations Fund
Class A
2006 (1)	$1.00	$0.038	$(0.038)	$1.00	3.86%
2005 (2)	1.00	0.017	(0.017)	1.00	1.73
2004 (3)(4)	1.00	0.004	(0.004)	1.00	0.45
2003 (3)	1.00	0.006	(0.006)	1.00	0.52
2002 (3)	1.00	0.014	(0.014)	1.00	1.41
2001 (5)	1.00	0.001	(0.001)	1.00	0.05
Class D
2006 (1)	$1.00	$0.039	$(0.039)	$1.00	4.01%
2005 (2)	1.00	0.019	(0.019)	1.00	1.87
2004 (3)	1.00	0.006	(0.006)	1.00	0.60
2003 (3)	1.00	0.008	(0.008)	1.00	0.78
2002 (3)	1.00	0.015	(0.015)	1.00	1.56
2001 (3)	1.00	0.046	(0.046)	1.00	4.68
Class Y
2006 (1)	$1.00	$0.041	$(0.041)	$1.00	4.17%
2005 (2)	1.00	0.020	(0.020)	1.00	2.01
2004 (3)	1.00	0.007	(0.007)	1.00	0.75
2003 (3)	1.00	0.009	(0.009)	1.00	0.93
2002 (3)	1.00	0.017	(0.017)	1.00	1.71
2001 (3)	1.00	0.047	(0.047)	1.00	4.84
Class Z
2006 (1)	$1.00	$0.043	$(0.043)	$1.00	4.43%
2005 (2)	1.00	0.022	(0.022)	1.00	2.25
2004 (6)	1.00	0.008	(0.008)	1.00	0.84
Institutional Investor Class
2006 (7)	$1.00	$0.020	$(0.020)	$1.00	2.03%
Piper Jaffray Class
2006 (1)	$1.00	$0.037	$(0.037)	$1.00	3.80%
2005 (2)	1.00	0.017	(0.017)	1.00	1.70
2004 (3)(8)	1.00	0.004	(0.004)	1.00	0.43
2003 (3)	1.00	0.006	(0.006)	1.00	0.65
2002 (3)	1.00	0.014	(0.014)	1.00	1.41
2001 (3)	1.00	0.044	(0.044)	1.00	4.53

(1)	For the period September 1 to August 31 in the year indicated.

(2)	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

(5)	For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return.

(6)	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

(7)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(8)	On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray Class shares.

(9)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
30      First American Funds Annual Report 2006

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income
	Ratio of	Investment	Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$429,573	0.75%	3.96%	0.80%	3.91%
153,852	0.75	1.88	0.80	1.83
144,764	0.75	0.45	0.80	0.40
60,206	0.75	0.67	0.81	0.61
101,513	0.75	1.42	0.81	1.36
96,036	0.70	2.66	0.80	2.56

$1,307,002	0.60%	3.90%	0.65%	3.85%
1,749,894	0.60	2.07	0.65	2.02
834,112	0.60	0.60	0.65	0.55
902,940	0.60	0.73	0.65	0.68
428,307	0.60	1.57	0.66	1.51
609,315	0.60	4.51	0.66	4.45

$3,128,539	0.45%	4.17%	0.50%	4.12%
2,458,316	0.45	2.22	0.50	2.17
1,702,220	0.45	0.75	0.50	0.70
1,550,445	0.45	0.93	0.51	0.87
1,562,880	0.45	1.68	0.51	1.62
1,041,700	0.45	4.75	0.51	4.69

$434,248	0.20%	4.34%	0.25%	4.29%
419,167	0.20	2.37	0.25	2.32
424,941	0.20	1.12	0.25	1.07

$19,271	0.30%	4.90%	0.35%	4.85%

$15,792	0.81%	3.68%	0.90%	3.59%
286,247	0.78	1.83	0.90	1.71
296,432	0.76	0.42	0.88	0.30
467,541	0.73	0.65	0.78	0.60
528,343	0.75	1.39	0.81	1.33
490,164	0.75	4.41	0.81	4.35

First American Funds Annual Report 2006       31

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (9)

Prime Obligations Fund
Class A
2006 (1)	$1.00	$0.038	$(0.038)	$1.00	3.88%
2005 (2)	1.00	0.017	(0.017)	1.00	1.75
2004 (3)(4)	1.00	0.005	(0.005)	1.00	0.48
2003 (3)	1.00	0.007	(0.007)	1.00	0.67
2002 (3)	1.00	0.014	(0.014)	1.00	1.46
2001 (5)	1.00	—	—	1.00	0.04
Class B
2006 (1)	$1.00	$0.034	$(0.034)	$1.00	3.42%
2005 (2)	1.00	0.013	(0.013)	1.00	1.33
2004 (3)	1.00	0.001	(0.001)	1.00	0.11
2003 (3)	1.00	0.001	(0.001)	1.00	0.04
2002 (3)	1.00	0.007	(0.007)	1.00	0.75
2001 (3)	1.00	0.038	(0.038)	1.00	3.92
Class C
2006 (1)	$1.00	$0.034	$(0.034)	$1.00	3.42%
2005 (2)	1.00	0.013	(0.013)	1.00	1.33
2004 (3)	1.00	0.001	(0.001)	1.00	0.11
2003 (3)	1.00	0.001	(0.001)	1.00	0.14
2002 (3)	1.00	0.007	(0.007)	1.00	0.75
2001 (3)	1.00	0.038	(0.038)	1.00	3.90
Class D
2006 (1)	$1.00	$0.040	$(0.040)	$1.00	4.04%
2005 (2)	1.00	0.019	(0.019)	1.00	1.89
2004 (3)	1.00	0.006	(0.006)	1.00	0.63
2003 (3)	1.00	0.008	(0.008)	1.00	0.82
2002 (3)	1.00	0.016	(0.016)	1.00	1.61
2001 (3)	1.00	0.047	(0.047)	1.00	4.81
Class I
2006 (1)	$1.00	$0.042	$(0.042)	$1.00	4.28%
2005 (2)	1.00	0.021	(0.021)	1.00	2.10
2004 (3)	1.00	0.009	(0.009)	1.00	0.86
2003 (3)	1.00	0.010	(0.010)	1.00	1.05
2002 (3)	1.00	0.018	(0.018)	1.00	1.84
2001 (5)	1.00	0.001	(0.001)	1.00	0.06
Class Y
2006 (1)	$1.00	$0.041	$(0.041)	$1.00	4.20%
2005 (2)	1.00	0.020	(0.020)	1.00	2.03
2004 (3)	1.00	0.008	(0.008)	1.00	0.78
2003 (3)	1.00	0.010	(0.010)	1.00	0.97
2002 (3)	1.00	0.017	(0.017)	1.00	1.76
2001 (3)	1.00	0.048	(0.048)	1.00	4.96
Class Z
2006 (1)	$1.00	$0.044	$(0.044)	$1.00	4.49%
2005 (2)	1.00	0.023	(0.023)	1.00	2.29
2004 (3)	1.00	0.011	(0.011)	1.00	1.06
2003 (6)	1.00	0.002	(0.002)	1.00	0.16
Institutional Investor Class
2006 (7)	$1.00	$0.020	$(0.020)	$1.00	2.05%
Piper Jaffray Class
2006 (1)	$1.00	$0.037	$(0.037)	$1.00	3.78%
2005 (2)	1.00	0.017	(0.017)	1.00	1.68
2004 (3)(8)	1.00	0.004	(0.004)	1.00	0.42
2003 (3)	1.00	0.006	(0.006)	1.00	0.63
2002 (3)	1.00	0.014	(0.014)	1.00	1.43
2001 (3)	1.00	0.045	(0.045)	1.00	4.61

(1)	For the period September 1 to August 31 in the year indicated.

(2)	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

(5)	For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return.

(6)	For the period from August 1, 2003, when the class of shares was first offered, to September 30, 2003. All ratios for the period have been annualized, except total return.

(7)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(8)	On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray Class shares.

(9)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
32      First American Funds Annual Report 2006

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income
	Ratio of	Investment	Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$1,707,450	0.78%	3.81%	0.79%	3.80%
1,143,508	0.78	1.86	0.80	1.84
1,296,169	0.78	0.50	0.80	0.48
120,863	0.78	0.59	0.80	0.57
34,147	0.78	1.31	0.81	1.28
—	—	—	—	—

$11,769	1.23%	3.40%	1.24%	3.39%
10,605	1.23	1.38	1.25	1.36
15,376	1.14	0.15	1.16	0.13
8,079	1.36	0.10	1.38	0.08
10,350	1.48	0.73	1.51	0.70
7,393	1.48	3.74	1.51	3.71

$14,486	1.23%	3.41%	1.24%	3.40%
12,551	1.23	1.39	1.25	1.37
19,349	1.15	0.17	1.17	0.15
6,736	1.33	0.07	1.35	0.05
2,958	1.48	0.71	1.51	0.68
2,163	1.49	3.66	1.51	3.64

$965,305	0.63%	4.00%	0.64%	3.99%
686,779	0.63	2.04	0.65	2.02
712,727	0.63	0.62	0.65	0.60
632,464	0.63	0.80	0.65	0.78
623,431	0.63	1.61	0.66	1.58
738,871	0.63	4.55	0.65	4.53

$1,932,477	0.40%	4.16%	0.44%	4.12%
1,979,318	0.40	2.29	0.45	2.24
1,647,456	0.40	0.87	0.45	0.82
1,631,687	0.40	1.07	0.42	1.05
2,578,732	0.40	1.85	0.43	1.82
2,932,264	0.48	3.00	0.54	2.94

$5,900,840	0.48%	4.15%	0.49%	4.14%
4,943,677	0.48	2.18	0.50	2.16
5,309,431	0.48	0.76	0.50	0.74
6,830,595	0.48	0.98	0.50	0.96
8,666,782	0.48	1.73	0.51	1.70
7,577,143	0.48	4.78	0.50	4.76

$5,095,307	0.20%	4.48%	0.24%	4.44%
3,794,421	0.20	2.44	0.25	2.39
3,377,543	0.20	1.09	0.25	1.04
3,228,365	0.20	0.97	0.22	0.95

$228,587	0.30%	4.93%	0.34%	4.89%

$134,543	0.88%	3.68%	0.89%	3.67%
2,871,806	0.85	1.80	0.90	1.75
3,102,041	0.84	0.41	0.88	0.37
4,632,371	0.81	0.64	0.83	0.62
5,728,745	0.81	1.42	0.84	1.39
5,784,153	0.83	4.46	0.85	4.44

First American Funds Annual Report 2006       33

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (9)

Tax Free Obligations Fund
Class A
2006 (1)	$1.00	$0.024	$(0.024)	$1.00	2.45%
2005 (2)	1.00	0.012	(0.012)	1.00	1.22
2004 (3)(4)	1.00	0.003	(0.003)	1.00	0.35
2003 (3)	1.00	0.005	(0.005)	1.00	0.45
2002 (3)	1.00	0.008	(0.008)	1.00	0.85
2001 (5)	1.00	—	—	1.00	0.02
Class D
2006 (1)	$1.00	$0.026	$(0.026)	$1.00	2.61%
2005 (2)	1.00	0.013	(0.013)	1.00	1.36
2004 (3)	1.00	0.005	(0.005)	1.00	0.50
2003 (3)	1.00	0.006	(0.006)	1.00	0.60
2002 (3)	1.00	0.010	(0.010)	1.00	1.01
2001 (3)	1.00	0.028	(0.028)	1.00	2.86
Class Y
2006 (1)	$1.00	$0.027	$(0.027)	$1.00	2.76%
2005 (2)	1.00	0.015	(0.015)	1.00	1.50
2004 (3)	1.00	0.006	(0.006)	1.00	0.65
2003 (3)	1.00	0.008	(0.008)	1.00	0.76
2002 (3)	1.00	0.011	(0.011)	1.00	1.16
2001 (3)	1.00	0.029	(0.029)	1.00	3.02
Class Z
2006 (1)	$1.00	$0.030	$(0.030)	$1.00	3.02%
2005 (2)	1.00	0.017	(0.017)	1.00	1.73
2004 (6)	1.00	0.007	(0.007)	1.00	0.75
Institutional Investor Class
2006 (7)	$1.00	$0.014	$(0.014)	$1.00	1.37%
Piper Jaffray Class
2006 (1)	$1.00	$0.024	$(0.024)	$1.00	2.41%
2005 (2)	1.00	0.012	(0.012)	1.00	1.21
2004 (3)(8)	1.00	0.004	(0.004)	1.00	0.36
2003 (3)	1.00	0.005	(0.005)	1.00	0.48
2002 (3)	1.00	0.008	(0.008)	1.00	0.85
2001 (3)	1.00	0.027	(0.027)	1.00	2.72

(1)	For the period September 1 to August 31 in the year indicated.

(2)	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

(5)	For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return.

(6)	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

(7)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(8)	On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray Class shares.

(9)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
34      First American Funds Annual Report 2006

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income (Loss)
	Ratio of	Investment	Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$172,800	0.75%	2.43%	0.80%	2.38%
128,245	0.75	1.27	0.80	1.22
159,531	0.75	0.34	0.80	0.29
123,272	0.75	0.48	0.81	0.42
206,647	0.75	0.88	0.81	0.82
402,813	0.70	1.67	0.76	1.61

$47,306	0.60%	2.60%	0.65%	2.55%
15,693	0.60	1.49	0.65	1.44
14,134	0.60	0.48	0.65	0.43
19,343	0.60	0.59	0.65	0.54
20,952	0.60	1.03	0.66	0.97
32,615	0.60	2.84	0.66	2.78

$884,041	0.45%	2.71%	0.50%	2.66%
875,414	0.45	1.62	0.50	1.57
768,269	0.45	0.63	0.50	0.58
880,685	0.45	0.72	0.50	0.67
584,132	0.45	1.14	0.51	1.08
443,276	0.45	2.93	0.51	2.87

$711,489	0.20%	2.99%	0.25%	2.94%
606,603	0.20	1.87	0.25	1.82
485,135	0.20	0.96	0.25	0.91

$10,092	0.30%	3.26%	0.35%	3.21%

$7,007	0.79%	2.36%	0.90%	2.25%
193,370	0.76	1.29	0.91	1.14
208,475	0.75	0.34	0.88	0.21
348,974	0.72	0.48	0.77	0.43
406,204	0.75	0.85	0.81	0.79
497,631	0.74	2.63	0.80	2.57

First American Funds Annual Report 2006       35

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (10)

Treasury Obligations Fund
Class A
2006 (1)	$1.00	$0.037	$(0.037)	$1.00	3.79%
2005 (2)	1.00	0.016	(0.016)	1.00	1.65
2004 (3)(4)	1.00	0.004	(0.004)	1.00	0.39
2003 (3)	1.00	0.006	(0.006)	1.00	0.56
2002 (3)	1.00	0.013	(0.013)	1.00	1.34
2001 (5)	1.00	0.001	(0.001)	1.00	0.05
Class D
2006 (1)	$1.00	$0.039	$(0.039)	$1.00	3.95%
2005 (2)	1.00	0.018	(0.018)	1.00	1.79
2004 (3)	1.00	0.005	(0.005)	1.00	0.54
2003 (3)	1.00	0.007	(0.007)	1.00	0.71
2002 (3)	1.00	0.015	(0.015)	1.00	1.49
2001 (3)	1.00	0.045	(0.045)	1.00	4.54
Class Y
2006 (1)	$1.00	$0.040	$(0.040)	$1.00	4.10%
2005 (2)	1.00	0.019	(0.019)	1.00	1.93
2004 (3)	1.00	0.007	(0.007)	1.00	0.69
2003 (3)	1.00	0.009	(0.009)	1.00	0.86
2002 (3)	1.00	0.016	(0.016)	1.00	1.64
2001 (3)	1.00	0.046	(0.046)	1.00	4.70
Class Z
2006 (1)	$1.00	$0.043	$(0.043)	$1.00	4.36%
2005 (2)	1.00	0.021	(0.021)	1.00	2.16
2004 (6)	1.00	0.008	(0.008)	1.00	0.80
Institutional Investor Class
2006 (7)	$1.00	$0.020	$(0.020)	$1.00	2.00%
Piper Jaffray Class
2006 (1)	$1.00	$0.037	$(0.037)	$1.00	3.75%
2005 (2)	1.00	0.016	(0.016)	1.00	1.64
2004 (3)(8)	1.00	0.005	(0.005)	1.00	0.46
2003 (3)	1.00	0.006	(0.006)	1.00	0.61
2002 (3)	1.00	0.013	(0.013)	1.00	1.34
2001 (3)	1.00	0.043	(0.043)	1.00	4.44
Reserve Class
2006 (1)	$1.00	$0.035	$(0.035)	$1.00	3.60%
2005 (9)	1.00	—	—	1.00	0.01

(1)	For the period September 1 to August 31 in the year indicated.

(2)	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

(5)	For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return.

(6)	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

(7)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(8)	On December 1, 2003, existing Class A shares of the fund were designated as Piper Jaffray Class shares.

(9)	Reserve Class shares have been offered since August 31, 2005. All ratios for the period have been annualized, except total return.

(10)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
36      First American Funds Annual Report 2006

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income (Loss)
	Ratio of	Investment	Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$1,496,419	0.75%	3.76%	0.79%	3.72%
1,174,750	0.75	1.77	0.80	1.72
1,197,325	0.75	0.39	0.80	0.34
1,354,195	0.75	0.57	0.80	0.52
1,648,326	0.75	1.34	0.81	1.28
2,035,433	0.70	2.46	0.82	2.34

$6,051,333	0.60%	3.93%	0.64%	3.89%
4,779,060	0.60	1.93	0.65	1.88
4,898,189	0.60	0.53	0.65	0.48
5,720,129	0.60	0.68	0.65	0.63
5,155,284	0.60	1.48	0.66	1.42
3,996,702	0.60	4.40	0.66	4.34

$5,395,566	0.45%	4.14%	0.49%	4.10%
3,178,640	0.45	2.10	0.50	2.05
2,838,253	0.45	0.68	0.50	0.63
3,570,394	0.45	0.85	0.51	0.79
2,996,616	0.45	1.62	0.51	1.56
2,929,764	0.45	4.48	0.51	4.42

$877,206	0.20%	4.29%	0.24%	4.25%
646,481	0.20	2.45	0.25	2.40
166,347	0.20	0.99	0.25	0.94

$437,586	0.30%	4.87%	0.34%	4.83%

$817	0.79%	3.60%	0.89%	3.50%
34,549	0.76	1.75	0.90	1.61
31,625	0.75	0.35	0.81	0.29
478,627	0.70	0.55	0.75	0.50
230,541	0.75	1.29	0.81	1.23
132,245	0.70	4.00	0.76	3.94

$1,361,851	0.94%	3.57%	0.99%	3.52%
1,033,467	0.94	2.60	1.00	2.54

First American Funds Annual Report 2006       37

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (4)

U.S. Treasury Money Market Fund
Class A
2006 (1)	$1.00	$0.035	$(0.035)	$1.00	3.56%
2005 (2)	1.00	0.015	(0.015)	1.00	1.49
Class D
2006 (1)	$1.00	$0.037	$(0.037)	$1.00	3.71%
2005 (2)	1.00	0.016	(0.016)	1.00	1.63
Class Y
2006 (1)	$1.00	$0.038	$(0.038)	$1.00	3.87%
2005 (2)	1.00	0.017	(0.017)	1.00	1.75
Class Z
2006 (1)	$1.00	$0.041	$(0.041)	$1.00	4.15%
2005 (2)	1.00	0.020	(0.020)	1.00	2.00
Institutional Investor Class
2006 (3)	$1.00	$0.019	$(0.019)	$1.00	1.91%

(1)	For the period September 1 to August 31 in the year indicated.

(2)	For the period from October 25, 2004, when the class of shares was first offered, to August 31, 2005. All ratios for the period have been annualized, except total return.

(3)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(4)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
38      First American Funds Annual Report 2006

				Ratio of Net
				Investment
		Ratio of Net		Income
	Ratio of	Investment		to Average
Net Assets	Expenses to	Income	Ratio of	Net Assets
End of	Average	to Average	Expenses to	(Excluding
Period (000)	Net Assets	Net Assets	Average	Waivers)

$66,783	0.75%	3.96%	0.84%	3.87%
5,229	0.75	1.51	0.82	1.44

$188,499	0.60%	3.62%	0.69%	3.53%
630,430	0.60	2.34	0.67	2.27

$355,081	0.45%	3.91%	0.54%	3.82%
201,687	0.45	2.08	0.52	2.01

$124,961	0.20%	4.66%	0.29%	4.57%
1	0.20	2.37	0.27	2.30

$16,084	0.30%	4.68%	0.39%	4.59%

First American Funds Annual Report 2006       39

Notes to  Financial Statements August 31, 2006, all dollars are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, Institutional Investor Class, Piper Jaffray Class, and Reserve Class shares. Prior to December 1, 2003, Class A shares were named Class S shares and Piper Jaffray Class shares were named Class A shares. Class A shares are not subject to sales charges. Class B and Class C shares of Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or in establishing a systematic exchange program that will be used to purchase Class B and Class C shares, respectively, of those funds. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class D, Class I, Class Y, Class Z, Institutional Investor Class, Piper Jaffray Class, and Reserve Class shares are offered only to qualifying institutional investors. Class B, Class C, and Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund or U.S. Treasury Money Market Fund. Piper Jaffray Class shares are not offered by U.S. Treasury Money Market Fund. Reserve Class shares are offered by Treasury Obligations Fund only.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the funds are determined weekly using prices supplied by the funds’ pricing services. These values are then compared to the securities’ amortized cost. Securities whose market price varies from amortized cost by more than 0.5% are identified and validated with the pricing agent. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 50% of the allowable 0.5% threshold, the funds’ administrator will notify the funds’ board of directors. The board of directors will then determine what action, if any, to take. No such notification was required during the fiscal year ended August 31, 2006.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.
40      First American Funds Annual Report 2006

On the Statement of Assets and Liabilities the following reclassifications were made:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Gain

Tax Free Obligations Fund	$5	$(5)

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period or year in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal year ended August 31, 2006, the fiscal period ended August 31, 2005, and the fiscal year ended September 30, 2004 (adjusted by dividends payable as of August 31, 2006, August 31, 2005, and September 30, 2004) were as follows:

	2006

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$187,771	$—	$—	$187,771
Prime Obligations Fund	680,871	—	—	680,871
Tax Free Obligations Fund	1	55,012	5	55,018
Treasury Obligations Fund	434,691	—	—	434,691
U.S. Treasury Money Market Fund	18,670	—	—	18,670

	2005

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$71,511	$—	$—	$71,511
Prime Obligations Fund	283,513	—	51	283,564
Tax Free Obligations Fund	2	27,205	51	27,258
Treasury Obligations Fund	154,897	—	—	154,897
U.S. Treasury Money Market Fund (1)	4,210	—	—	4,210

(1) The Fund commenced operations on October 25, 2004.

	2004

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$19,914	$—	$—	$19,914
Prime Obligations Fund	114,322	—	—	114,322
Tax Free Obligations Fund	20	7,917	65	8,002
Treasury Obligations Fund	54,652	—	—	54,652

As of August 31, 2006, components of accumulated earnings (deficit) on a tax-basis were as follows:

				Accumulated
	Undistributed	Undistributed	Undistributed	Capital and	Unrealized	Total
	Ordinary	Tax Exempt	Long Term	Post-October	Appreciation	Accumulated
	Income	Income	Capital Gains	Losses	(Depreciation)	Earnings

Government Obligations Fund	$22,980	$—	$—	$(8)	$—	$22,972
Prime Obligations Fund	71,062	—	—	(5)	—	71,057
Tax Free Obligations Fund	—	4,953	—	—	(6)	4,947
Treasury Obligations Fund	61,643	—	—	(140)	—	61,503
U.S. Treasury Money Market Fund	2,942	—	—	(28)	(7)	2,907

The differences between book-basis and tax-basis undistributed/accumulated income, gains and losses are primarily due to distributions declared but not paid by August 31, 2006 and the deferral of wash sale losses.

As of August 31, 2006, Government Obligations Fund had a capital loss carryforward of $8 that will expire in 2014, if not offset by subsequent capital gains. As of August 31, 2006, Treasury Obligations Fund had a capital loss carryforward of $83 of which $63 will expire in 2008 and $20 will expire in 2014, if not offset by subsequent capital gains.

Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund incurred losses of $5, $57, and $28, respectively, for tax purposes for the period from November 1, 2005 to August 31, 2006. As permitted by tax regulations, the funds intend to elect to defer and treat those losses as arising in the fiscal year ending August 31, 2007.
First American Funds Annual Report 2006       41

Notes to  Financial Statements August 31, 2006

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the funds’ investment advisor deems creditworthy under guidelines approved by the funds’ board of directors, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each fund may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, each fund, other than U.S. Treasury Money Market Fund, may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks or other institutional borrowers of securities. Currently, only Government Obligations Fund and Treasury Obligations Fund lend their securities. Each fund’s policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Investment Company Act Rule 2a-7. As of August 31, 2006, cash collateral invested was as follows:

Repurchase
Agreements

Government Obligations Fund	$503,633
Treasury Obligations Fund	204,000

FAF Advisors, Inc. (“FAF Advisors”), formerly known as U.S. Bancorp Asset Management, Inc., serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. FAF Advisors acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). Effective January 1, 2006, FAF Advisors receives fees equal to 32% of the funds’ income from securities lending transactions. Prior to January 1, 2006, such fees were 35% of the funds’ income from securities lending transactions. Fees paid to FAF Advisors from Government Obligations Fund and Treasury Obligations Fund for the fiscal year ended August 31, 2006 were $54 and $30, respectively.

Income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to FAF Advisors.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2006.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Fund family may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.
42      First American Funds Annual Report 2006

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for each fund is 0.10%. FAF Advisors has agreed to waive fees and reimburse other fund expenses until June 30, 2007, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

								Institutional	Piper
Fund	A	B	C	D	I	Y	Z	Investor	Jaffray	Reserve

Government Obligations Fund	0.75%	—%	—%	0.60%	—%	0.45%	0.20%	0.30%	0.81%	—%
Prime Obligations Fund	0.78	1.23	1.23	0.63	0.40	0.48	0.20	0.30	0.88	—
Tax Free Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	0.79	—
Treasury Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	0.79	0.94
U.S. Treasury Money Market Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—	—

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors provides, or engages other entities to provide, services to the funds. These services include various legal, oversight and administrative services and accounting services. The funds pay FAF Advisors administration fees which are calculated daily and paid monthly. Prior to July 1, 2006, such fees were equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.10% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.085% on the next $17 billion of the aggregate average daily net assets, 0.07% on the next $25 billion of the aggregate average daily net assets, and 0.05% of the aggregate average daily net assets in excess of $50 billion.

Effective July 1, 2006, the administration fee was increased to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion.

This increase was the result of incorporating into the administration fee the fee discussed below that had previously been paid as part of the transfer agency fee for providing certain shareholder services and as reimbursement for payments to financial institutions. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

For the fiscal year ended August 31, 2006, administration fees paid to FAF Advisors by the funds included in this annual report were as follows:

Fund	Amount

Government Obligations Fund	$4,157
Prime Obligations Fund	14,230
Tax Free Obligations Fund	1,712
Treasury Obligations Fund	10,139
U.S. Treasury Money Market Fund	464

During the fiscal year ended August 31, 2006, administration fees of $287 were waived on Class Z of Prime Obligations Fund.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. For the period from July 1, 2005 to July 1, 2006, FAF paid transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees were allocated to each fund based upon the fund’s pro rata share of the aggregate average daily net assets of the funds that comprise FAF. Under the transfer agent agreement, FAF also paid USBFS a fee equal, on an annual basis, to 0.10% of each fund’s average daily net assets for Class A shares and 0.05% for all other share classes. This fee was intended to compensate USBFS for providing certain shareholder services and to reimburse USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. In addition to these fees, the funds reimbursed USBFS for out-of-pocket expenses incurred in providing transfer agent services.

Effective July 1, 2006, the funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum per share class fee. These fees are charged to
First American Funds Annual Report 2006       43

Notes to  Financial Statements August 31, 2006

each fund based on the number of accounts within that fund. The $18,500 per share class fee was eliminated. As noted above, effective July 1, 2006, the 0.10% fee for Class A shares and 0.05% fee for all other share classes for shareholder services and payments to financial services was incorporated into the administration fee. Funds continue to reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

For the fiscal year ended August 31, 2006, transfer agent fees paid to USBFS by the funds included in this annual report were as follows:

Fund	Amount

Government Obligations Fund	$2,149
Prime Obligations Fund	6,956
Tax Free Obligations Fund	977
Treasury Obligations Fund	5,314
U.S. Treasury Money Market Fund	236

During the fiscal year ended August 31, 2006, transfer agent fees of $1,078 were waived on Class Z of Prime Obligations Fund.

Each fund, except U.S. Treasury Money Market Fund, currently pays to Piper Jaffray an annual fee equal to 0.15% of a fund’s average daily net assets attributable to its Piper Jaffray Class shares for certain recordkeeping services. During the fiscal year ended August 31, 2006, recordkeeping fees of $109, $109, and $18 were waived on the Piper Jaffray Class shares of Government Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund, respectively.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from the custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred which will increase the fund’s custodian expenses.

For the fiscal year ended August 31, 2006, custodian fees were increased as a result of overdrafts and decreased as a result of interest earned as follows:

Fund	Increased		Decreased

Government Obligations Fund	$—	*	$1
Prime Obligations Fund	—		25
Tax Free Obligations Fund	4		4
Treasury Obligations Fund	—	*	2
U.S. Treasury Money Market Fund	2		—	*

*Rounds to zero.

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the fiscal year ended August 31, 2006, legal fees and expenses of $115 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, 0.15%, 0.25%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares, Class D shares, Piper Jaffray Class shares and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support and distribution activities for each class of the funds. In addition, for Class B shares and Class C shares, a portion of these fees may be used to provide compensation for shareholder servicing activities.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar for the fiscal year ended August 31, 2006:

Fund	Amount

Government Obligations Fund	$2,565
Prime Obligations Fund	5,244
Tax Free Obligations Fund	436
Treasury Obligations Fund	16,104
U.S. Treasury Money Market Fund	362

44      First American Funds Annual Report 2006

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with FAF Advisors, under which FAF Advisors has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, Piper Jaffray Class, and Reserve Class shares. Each fund pays FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, Piper Jaffray Class, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. During the fiscal year ended August 31, 2006, shareholder servicing fees of $494 and $15 were waived on Class I shares and Institutional Investor Class shares of Prime Obligations Fund, respectively, and $112 was waived on Reserve Class shares of Treasury Obligations Fund, respectively.

Under this shareholder servicing plan and agreement, the following amounts were paid to FAF Advisors for the fiscal year ended August 31, 2006:

Fund	Amount

Government Obligations Fund	$11,230
Prime Obligations Fund	30,387
Tax Free Obligations Fund	3,167
Treasury Obligations Fund	27,053
U.S. Treasury Money Market Fund	1,227

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the fiscal year ended August 31, 2006, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing shares of Prime Obligations Fund were $8.

Prime Obligations Fund Class B shares converted to Class A shares (reflected as proceeds from sales of Class A shares and payments for redemptions of Class B shares) during the fiscal year ended August 31, 2006, the fiscal period ended August 31, 2005, and the fiscal year ended September 30, 2004 in the amount of 346,282: 275,153, and 348,038 shares, respectively.

4 >	Investment Security Transactions

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of the securities for federal income tax purposes at August 31, 2006 were as follows:

	Aggregate	Aggregate
	Gross	Gross		Federal
	Unrealized	Unrealized		Income Tax
	Appreciation	Depreciation	Net	Cost

Government Obligations Fund	$—	$—	$—	$5,853,579
Prime Obligations Fund	—	—	—	16,072,161
Tax Free Obligations Fund	—	(6)	(6)	1,827,201
Treasury Obligations Fund	—	—	—	15,889,938
U.S. Treasury Money Market Fund	—	(7)	(7)	794,564

5 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in five different types of municipal securities. At August 31, 2006, the percentage of portfolio investments by each category was as follows:

Tax Free
Obligations
Fund

Weekly Variable Rate Demand Notes	83.3%
Commercial Paper	6.0
Daily Variable Rate Demand Notes	4.3
Municipal Notes & Bonds	3.9
Money Market Fund	2.5

100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At August 31, 2006, the percentage of portfolio investments in longer-term securities by each revenue source, was as follows:

Tax Free
Obligations
Fund

Revenue Bonds	100.0%
Tax and Revenue Anticipation Notes	—
General Obligations	—

100.0%

First American Funds Annual Report 2006       45

Notes to  Financial Statements August 31, 2006

The implied credit ratings of all portfolio holdings as a percentage of total market value of investments at August 31, 2006, were as follows (unaudited):

Standard &
Poor’s/	Tax Free
Moody’s/Fitch	Obligations
Ratings	Fund

AAA	33.0%
AA	67.0
A	—
NR	—

100.0%

Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one of those rating agencies provides a rating, that rating is used.

6 >	Fund Merger

On August 16, 2005, shareholders of Treasury Reserve Fund approved the Agreement and Plan of Reorganization recommended by the funds’ board of directors, providing for the merger of Treasury Reserve Fund Class A shares into Treasury Obligations Fund Reserve shares at the close of business on August 30, 2005. The following table illustrates the specifics of the merger:

			Acquired	Shares Issued to	Acquiring
			Funds	Shareholders of	Fund	Combined	Tax Status
Acquired Fund		Acquiring Fund	Net Assets	Acquired Fund	Net Assets	Net Assets	of Transfer

Treasury Reserve Fund		Treasury Obligations Fund [1]
	Class A	Reserve shares	$1,104,823	1,104,846,229	$9,840,427	$10,945,250	Non-taxable

[1]Accounting survivor.

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	New Accounting Pronouncement

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s (series’, trust’s) tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

9 >	Closing of Piper Jaffray Class

Effective September 26, 2006, FAF Advisors discontinued offering Piper Jaffray Class shares. As of such date, all shares of such class had been redeemed or exchanged for Class A shares of the respective fund.
46      First American Funds Annual Report 2006

 NOTICE TO SHAREHOLDERS August 31, 2006 (unaudited)
TAX INFORMATION

The information set forth below is for each funds’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2007 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2006, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the year as follows:

	Long Term	Ordinary
	Capital Gains	Income		Total
	Distributions	Distributions	Tax Exempt	Distributions
Fund	(Tax Basis)	(Tax Basis)	Interest	(Tax Basis)

Government Obligations Fund	0.00%	100.00%	0.00%	100.00%
Prime Obligations Fund	0.00	100.00	0.00	100.00
Tax Free Obligations Fund	0.01	0.00	99.99	100.00
Treasury Obligations Fund	0.00	100.00	0.00	100.00
U.S. Treasury Money Market Fund	0.00	100.00	0.00	100.00

Shareholder Notification of Federal Tax Status:

Each fund designated 0.00% of the ordinary income distributions during the fiscal year ended August 31, 2006 as dividends qualifying for the dividends received deduction available to corporate shareholders.

In addition, each fund designated 0.00% of the ordinary income distributions from net investment income during the fiscal year ended August 31, 2006 as qualified income available to individual shareholders under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Additional Information Applicable to Foreign Shareholders Only:

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	89.30%
Prime Obligations Fund	86.54%
Tax Free Obligations Fund	0.00%
Treasury Obligations Fund	99.04%
U.S. Treasury Money Market Fund	100.00%

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each Fund were as follows:

Government Obligations Fund	0.00%
Prime Obligations Fund	0.00%
Tax Free Obligations Fund	0.00%
Treasury Obligations Fund	0.00%
U.S. Treasury Money Market Fund	0.00%
HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.
FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
First American Funds Annual Report 2006       47

 NOTICE TO SHAREHOLDERS  (unaudited) continued
APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the funds (the “Board”), which is comprised entirely of independent directors, oversees the management of each fund and, as required by law, determines annually whether to renew the funds’ advisory agreement with FAF Advisors, Inc. (“FAF Advisors”). At a meeting on May 1-3, 2006, the Board considered information relating to the funds’ investment advisory agreement with FAF Advisors (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement, and had the opportunity to ask questions and request further information in connection with their consideration. At a subsequent meeting on June 19-21, 2006, the Board concluded its consideration of and approved the Agreement through June 30, 2007.

Although the Agreement, which is with First American Funds, Inc., relates to all of the funds, the Board separately considered and approved the Agreement with respect to each fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of FAF Advisors’ services to the fund, (2) the investment performance of the fund, (3) the profitability of FAF Advisors related to the fund, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, (4) whether economies of scale may be realized as the fund grows and whether fee levels are adjusted to enable fund investors to share in these potential economies of scale, and (5) other benefits that accrue to FAF Advisors through its relationship with the funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement.

Before approving the Agreement, the Board met in executive session with its independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each fund. In reaching its conclusions, the Board considered the following:
Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by FAF Advisors to each fund. The Board reviewed FAF Advisors’ key personnel who provide investment management services to each fund as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for each fund within the framework of that fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that FAF Advisors’ duties with respect to each fund include (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the fund’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the fund, including the fund’s distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered FAF Advisors’ representation that the services provided by FAF Advisors under the Agreement are the type of services customarily provided by investment advisors in the fund industry.

The Board also considered compliance reports about FAF Advisors from the funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that each fund is likely to benefit from the nature, extent and quality of the services provided by FAF Advisors under the Agreement.
Investment Performance of the Funds

The Board considered the performance of each fund, including how the fund performed versus the median performance of a group of comparable funds selected by an independent data service (the “performance universe”). The performance periods considered by the Board ended on January 31, 2006. Also, given that different share classes have different expense structures and that each share class has been in existence for a different period of time, the Board considered separately (i) one- and three-year performance information for Class A shares, (ii) one-, three-, five- and ten-year performance information for Class Y shares and (iii) one-year performance information for Class Z shares. With respect to U.S. Treasury Money Market Fund, which has only been in existence for a short time, the Board considered the performance of each share class during that time period.

Government Obligations Fund. The Board considered that the performance of the fund’s various classes of shares outperformed or performed competitively against the performance universe during each of the performance periods considered by the Board. The Board concluded that it would be in the interest of the fund and its shareholders to renew the Agreement.

Prime Obligations Fund. The Board considered that Class A and Z shares outperformed the performance universe for each of their respective performance periods, while Class Y shares slightly underperformed. The Board concluded that, in light of
48      First American Funds Annual Report 2006

the fund’s competitive performance against the performance universe, it would be in the interest of the fund and its shareholders to renew the Agreement.

Tax Free Obligations Fund. The Board considered that, for each of their respective performance periods, the fund’s Class A and Class Y shares underperformed the performance universe. The Board also noted, however, that the fund’s Class Z shares significantly outperformed the performance universe for the one-year period. The Board considered FAF Advisors’ assertion that part of the underperformance of Class A and Class Y is attributable to the high quality of the fund’s portfolio securities. The Board considered that the fund’s AAA Standard & Poor’s rating prohibits the fund from buying unrated securities, which limits the universe of potential investments. Other funds in the performance universe do not have this restriction and, thus, have more investment options that can yield higher returns.

In addition, the Board noted FAF Advisors’ assertion that the Class A and Class Y underperformance also could be attributable to the entirely tax-free nature of the fund’s income. The Board considered that, although the fund is allowed to invest up to 20% of its assets in taxable securities, including securities subject to the alternative minimum tax, the fund does not invest in any such securities. The Board noted that certain funds in the performance universe are not subject to this restriction and may invest without limit in securities subject to the alternative minimum tax. In light of this, the Board also compared the fund’s performance to that of a peer universe that excluded funds investing in securities subject to the alternative minimum tax, noting that the fund’s performance compared much more favorably against this alternate group of funds.

In light of the fund’s performance after taking into account the AAA rating of the fund and the entirely tax-free nature of its investments, and after comparing the fund to similar funds that do not invest in securities subject to the alternative minimum tax, the Board concluded that it would be in the interest of the fund and its shareholders to renew the Agreement.

Treasury Obligations Fund. The Board considered that each of the fund’s classes of shares outperformed or performed competitively against the performance universe median during each performance period reviewed by the Board. The Board concluded that, in light of the fund’s competitive performance, it would be in the interest of the fund and its shareholders to renew the Agreement.

U.S. Treasury Money Market Fund. The Board considered that the Class Z shares outperformed the fund’s performance universe for the one-year period (the only full period during which the fund has been in existence). The Board also considered that the fund’s Class A and Class Y shares underperformed the performance universe for that same period. With respect to this, however, the Board considered FAF Advisors’ assertion that the fund’s performance universe includes funds that, unlike the U.S. Treasury Money Market Fund, invest in repurchase agreements and that the universe is, therefore, not as meaningful a source of comparative data. According to FAF Advisors, the positive impact of investing in repurchase agreements is demonstrated by the performance of another of the money market funds it advises, which is (i) reviewed against the same performance universe, (ii) is permitted to invest in repurchase agreements and, (iii) has outperformed or performed competitively against the performance universe. The Board concluded that, in light of the Class Z competitive performance, the limited comparative value of the performance universe, and the short operating history of the fund, it would be in the interest of the fund and its shareholders to renew the Agreement.
Costs of Services and Profits Realized by FAF Advisors

The Board reviewed FAF Advisors’ estimated costs in serving as each fund’s investment manager, including the costs associated with the personnel and systems necessary to manage each fund. The Board also considered the reported profitability of FAF Advisors and its affiliates resulting from their relationship with each fund. For each fund, the Board reviewed fee and expense information as compared to that of other funds and accounts managed by FAF Advisors and of comparable funds managed by other advisers. The Board found that while the advisory fees for FAF Advisors’ institutional separate accounts are lower than the funds’ advisory fees, the funds receive additional services from FAF Advisors that separate accounts do not receive.

Using information provided by an independent data service, the Board also evaluated each fund’s advisory fee compared to the median advisory fee for other funds similar in size, character and investment strategy, and each fund’s expense ratio compared to the median expense ratio of comparable funds (the “peer group median expense ratio”). In connection with its review of fund fees and expenses, the Board asked FAF Advisors to articulate its pricing philosophy. FAF Advisors responded that it attempts generally to maintain each fund’s total operating expenses at a level that approximates its peer group median expense ratio. In addition, FAF Advisors noted that it intends to waive its investment advisory fees to the extent necessary to maintain the funds’ total expense ratios at levels generally in line with their respective peer groups. Consistent with this pricing philosophy, FAF Advisors agreed to maintain the funds’ expense caps at their current levels
First American Funds Annual Report 2006       49

 NOTICE TO SHAREHOLDERS  (unaudited) continued

through June 30, 2007. The Board noted that the information provided by an independent data service reflected that for each fund, other than Treasury Obligations Fund, the advisory fee and expense ratio after waivers were below or equal to the peer group medians. With respect to Treasury Obligations Fund, the Board noted that the advisory fee was below the peer group median and that the total expense ratio, after waivers, was higher than the peer group median, but consistent with FAF Advisors’ pricing philosophy. The Board concluded that the funds’ advisory fees and expense ratios are reasonable in light of the services provided.
Economies of Scale in Providing Investment Advisory Services

The Board considered whether each fund’s investment advisory fee reflects the potential for economies of scale for the benefit of fund shareholders. Based on information provided by FAF Advisors, the Board noted that profitability will likely increase somewhat as assets grow over time. The Board considered that FAF Advisors has committed to waive advisory fees to the extent necessary to keep each fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The median total expense ratio of a fund’s peer group will reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group. Therefore, by capping a fund’s total expense ratio at a level close to the median, fund shareholders should receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules. In light of FAF Advisors’ commitment to keep total fund expenses competitive, the Board concluded that it would be reasonable and in the best interest of each fund and its shareholders to renew the Agreement.
Other Benefits to FAF Advisors

In evaluating the benefits that accrue to FAF Advisors through its relationship with the funds, the Board noted that FAF Advisors and certain of its affiliates serve the funds in various capacities, including as adviser, administrator, transfer agent, securities lending agent, and custodian, and receive compensation from each fund in connection with providing services to the fund. The Board considered that each service provided to a fund by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these and other factors, the Board concluded that approval of the Agreement was in the interest of the each fund and its shareholders.
50      First American Funds Annual Report 2006

Directors and Officers of the Funds

Independent Directors

Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003.	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through June 2004; Senior Vice President, Chief Financial Officer & Treasurer, Bemis, through April 2002.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 1997.	Retired; Vice President, Cargo-United Airlines, from July 2001 through July 2004; Vice President, North America – Mountain Region, United Airlines, prior to July 2001.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003.	Investment consultant and non-profit board member since 2001; Managing Director of Zurich Scudder Investments through 2001.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since November 1993.	Owner and President Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003; Advisory Board member, Designer Doors, manufacturer of designer doors, through 2002.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001.	Retired; Director, President and Chief Executive Officer, Weirton Steel through 2001.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	Cleveland Cliffs, Inc. (a producer of iron ore pellets)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since April 1991.	Attorney At Law, Owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning and public relations organization; Owner, Chairman and Chief Executive Officer, Excensustm, LLC, a strategic demographic planning and application development firm, since 2001.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

First American Funds Annual Report 2006       51

 NOTICE TO SHAREHOLDERS  (unaudited) continued

Independent Directors — continued

Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAF’s Board since September 1997; Director of FASF since September 1987.	Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company through 2003.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001.	Owner and President, Jim Wade Homes, a homebuilding company, since 1999.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.
The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.
52      First American Funds Annual Report 2006

Officers

	Position(s)	Term of Office
Name, Address, and	Held	And Length of
Year of Birth	with Funds	Time Served	Principal Occupation(s) During Past 5 Years

Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962)*	President	Re-elected by the Board annually; President of FAF since February 2001.	Chief Executive Officer of FAF Advisors, Inc.

Mark S. Jordahl FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Vice President – Investments	Re-elected by the Board annually; Vice President – Investments of FAF since September 2001.	Chief Investment Officer of FAF Advisors, Inc., since September 2001.

Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FAF since March 2000.	Senior Vice President of FAF Advisors, Inc.

Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since December 2004.	Mutual Fund Treasurer, FAF Advisors, Inc., since October 2004; prior thereto, Vice President of investment accounting and Fund Treasurer for Thrivent Financial for Lutherans.

Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2005.	Assistant Treasurer, FAF Advisors, Inc., since September 2005; prior thereto, Director, Senior Project Manager, FAF Advisors, Inc. from May 2003 to September 2005; prior to that, Vice President, Director of Operations, Paladin Investment Associates, LLC.

David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since February 2005.	Chief Compliance Officer for First American Funds and FAF Advisors, Inc., since February 2005; prior thereto, Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004 to February 2005; prior to that, Vice President, Charles Schwab & Co,. Inc.

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953)*	Secretary	Re-elected by the Board annually; Secretary of FAF since December 2004; prior thereto, Assistant Secretary of FAF since September 1998.	Deputy General Counsel, FAF Advisors, Inc., since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

Jason K. Mitchell FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1976)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since September 2006.	Anti-Money Laundering Officer of First American Funds and FAF Advisors, Inc., since September 2006. Compliance Manager, FAF Advisors, Inc., since June 2006, prior to that, Compliance Analyst, FAF Advisors, Inc. from October 2004 to June 2006, prior to that, Senior Systems Helpdesk Analyst, Wachovia Retirement Services from November 2002 to October 2004, prior to that, Senior Retirement Plan Specialist, PFPC, Inc.

James D. Alt Dorsey & Whitney LLP 50 South Sixth Street Suite 1500 Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since December 2004; prior thereto, Secretary of FAF since June 2002; Assistant Secretary of FAF from September 1998 through June 2002.	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

Brett L. Agnew FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1971)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since December 2004.	Attorney for FAF Advisors, Inc., since August 2004; prior thereto, Senior Counsel, Thrivent Financial for Lutherans from May 2001 to August 2004; prior to that, Consultant, Principal Financial Group.

James R. Arnold 615 E. Michigan Street Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2003.	Vice President, U.S. Bancorp Fund Services, LLC, since March 2002; prior thereto, Senior Administration Services Manager, UMB Fund Services, Inc.

First American Funds Annual Report 2006       53

 NOTICE TO SHAREHOLDERS  (unaudited) continued

Officers

	Position(s)	Term of Office
Name, Address, and	Held	And Length of
Year of Birth	with Funds	Time Served	Principal Occupation(s) During Past 5 Years

Richard J. Ertel FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2006 and from June 2003 through August 2004.	Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc. from September 2004 to May 2006; prior to that, Counsel, FAF Advisors, Inc. from May 2003 to August 2004; prior to May 2003, Associate Counsel, Hartford Life and Accident Insurance Company.

Douglas G. Hess 615 E. Michigan Street Milwaukee, WI 53202 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2001.	Vice President, U.S. Bancorp Fund Services, LLC.

*	Messrs. Schreier, Jordahl, Wilson, Gariboldi, Lui, Mitchell, Agnew and Ertel, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment adviser and administrator for FAF. Messrs. Arnold and Hess are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Transfer Agent for FAF.
54      First American Funds Annual Report 2006

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Board of Directors First American Funds, Inc.

Virginia Stringer

Chairperson of First American Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Funds, Inc.
Retired; former Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Funds, Inc.
Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
INVESTMENT ADVISOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
ADMINISTRATOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
CUSTODIAN

U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 5510
DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402
COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330
In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
0251-06 10/2006 AR-MONEY

Item 2—Code of Ethics
(a)	The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(b)	During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR.

(c)	During the period covered by this report, the registrant did not grant to the registrant’s principal executive officer or principal financial officer any waivers, including implicit waivers, from any provisions of its code of ethics that relate to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

(d)	The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.
Item 3—Audit Committee Financial Expert
The registrant’s Board of Directors has determined that Leonard W. Kedrowski, Benjamin R. Field III, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.
Item 4—Principal Accountant Fees and Services
(a)	Audit Fees — Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $479,491 in the fiscal year ended August 31, 2006, $439,310 in the fiscal period ended August 31, 2005, and $586,376 in the fiscal year ended September 30, 2004, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $1,170 in the fiscal year ended August 31, 2006, $19,275 in the fiscal period ended August 31, 2005, and $17,082 in the fiscal year ended September 30, 2004, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees — E&Y billed the registrant fees of $67,981 in the fiscal year ended August 31, 2006, $82,384 in the fiscal period ended August 31, 2005, and $84,123 in the fiscal year ended September 30, 2004 for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees — There were no fees billed by E&Y for other services to the registrant during the fiscal year ended August 31, 2006, the fiscal period ended August 31, 2005, and the fiscal year ended September 30, 2004.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:
•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period
It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:
•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents
Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:
•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking
Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to FAF Advisors, Inc., U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with FAF Advisors, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to FAF Advisors, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $85,651 in the fiscal year ended August 31, 2006, $127,359 in the fiscal period ended August 31, 2005, and $131,955 in the fiscal year ended September 30, 2004.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6— Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.
Item 11—Controls and Procedures
(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits
(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: November 7, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: November 7, 2006

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: November 7, 2006